Redacted Loan Number	Loan Number	Alternate Loan Number	Borrower	Property State	As-of Date	Due Date	Default Status	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Bankruptcy Comment	Loss Mit?	Loss Mitigation Type	Loss Mitigation Status	Loan Modification/Forbearance Date	Loss Mitigation Comment	Damage Flag	Damage Comment	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	Missing Comments Starting	Missing Comments End	Missing Comments 2 Starting	Missing Comments 2 End	Summary Comments
00253D80-EA45-462C-BA92-00AA4B2BB9AA	xxx		xxx	CA	4/26/2017	6/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
The borrower advised on 11/17/2016 that they were unemployed and that they were under the xxx program in which the program will pay $3,000.00 towards the mortgage payment for 18 months and the borrower would pay the difference.  Last contact with the borrower was made on 2/3/2017 in which the borrower was calling to get access to the online 1098.  A property inspection was not completed throughout the review period to determine occupancy status.
																													5/1/2016	7/18/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: The borrower advised on 11/17/2016 that they were unemployed and that they were under the xxx program in which the program will pay $3,000.00 towards the mortgage payment for 18 months and the borrower would pay the difference.  Last contact with the borrower was made on 2/3/2017 in which the borrower was calling to get access to the online 1098.  A property inspection was not completed throughout the review period to determine occupancy status.

0758D252-1C21-4B97-89A9-08AD313EE1AF	xxx		xxx	NV	1/21/2017	3/1/2017	Current	Current	Owner		Never	N/A	N/A	Never	N/A		N/A	Previously	Repayment Plan	Completed
A servicing comment on 2/10/2016 indicated that the loan was in an active repayment plan prior to the review period; however, the start date and terms were not provided. On 5/3/2016, the servicer confirmed that the funds received during the repayment plan were in suspense; however, the funds were not enough to advance the due date. On 7/7/2016, the borrower indicated that their spouse made a payment that ended the repayment plan.
																							No	N/A	No	N/A	N/A	A property inspection was completed on 6/19/2016 indicating the property was owner occupied.
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: A servicing comment on 2/10/2016 indicated that the loan was in an active repayment plan prior to the review period; however, the start date and terms were not provided. On 5/3/2016, the servicer confirmed that the funds received during the repayment plan were in suspense; however, the funds were not enough to advance the due date. On 7/7/2016, the borrower indicated that their spouse made a payment that ended the repayment plan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A property inspection was completed on 6/19/2016 indicating the property was owner occupied.

0D4289B8-FB53-41BE-B018-804BA8091B66	xxx		xxx	Missing	4/29/2017	4/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	Last contact with the borrower was made on 4/25/2017 in which the borrower made a payment. A property inspection was not completed during the review period to verify the occupancy status.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Last contact with the borrower was made on 4/25/2017 in which the borrower made a payment.  A property inspection was not completed during the review period to verify the occupancy status.

0DD40C20-CECD-4321-AAA8-49874FF6C57D	xxx	xxx	xxx	GA	3/7/2017		Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed		A comment dated 6/8/2016 stated that the borrower is not eligible for a HAMP modification because the loan has been previously modified outside of the review period timeline.	No	N/A	No	N/A	N/A	There was no evidence of a property inspection during our review period. The last date of contact with the borrower occurred on 3/7/2017 and the borrower called in to make a payment.
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: A comment dated 6/8/2016 stated that the borrower is not eligible for a HAMP modification because the loan has been previously modified outside of the review period timeline.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: There was no evidence of a property inspection during our review period. The last date of contact with the borrower occurred on 3/7/2017 and the borrower called in to make a payment.

0EDBC006-9330-4A64-B7A9-8BA8A40C0724	xxx	xxx	xxx	NY	3/7/2017	3/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed
A comment on 11/3/2016 indicates the prior servicer sent the modification agreement, indicating there was a previous modification completed on this loan. However, no further details are available within the review period.
																							No	N/A	Yes	Deceased Borrower or Co-Borrower
According to a servicing comment on 3/6/2017, the loan is current and due for 3/1/2017. A comment dated 3/6/2017 indicated the borrower’s spouse called in to advise that the borrower passed away on xxx. The borrower’s spouse wanted to assume the property.
																												N/A	2/1/2016	9/25/2016
•FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: A comment on 11/3/2016 indicates the prior servicer sent the modification agreement, indicating there was a previous modification completed on this loan. However, no further details are available within the review period.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: According to a servicing comment on 3/6/2017, the loan is current and due for 3/1/2017. A comment dated 3/6/2017 indicated the borrower’s spouse called in to advise that the borrower passed away on xxx. The borrower’s spouse wanted to assume the property.

167D9FBF-4072-4E9E-80D8-2711A54DA081	xxx		xxx	CT	10/28/2016	2/1/2017	Current	Current	Owner		Previously	Close and Bill
The account was previously referred to legal counsel outside the review period.  The proceedings were placed on hold for expiration of the “ACT (PA) Letter/Demand Letter/ NOI expiration”’; the hold was lifted on xxx.  The executed Market Sale Affidavit was sent to the attorney on xxx.  The complaint was completed on xxx and was sent for service; it was indicated on 7/20/2015 that “it takes a minimum of 3 to 4 weeks for the Marshal to locate all defendants and complete service.”  The proceedings were placed on hold xxx for loss mitigation efforts.  Subsequently, the proceedings were closed xxx upon completion of a loan modification on the account.
														Never	N/A		N/A	Previously	Loan Modification	Completed	xxx
The account was approved for a trial modification on xxx with the first payment due xxx. The first trial payment was received on xxx, second payment was received on xxx, and the final payment was received on xxx.  The modification was finalized on xxx with a new interest rate of 3.375% for 480 months with a new principal and interest payment of $2,947.22.
																							No	N/A	Yes	Loss Mitigation/Completed Modification	A modification was completed on the account effective xxx.
A cease and desist contact request was received from the borrower’s authorized third party on 10/2/2015; there is no evidence of the cease contact request being removed from the account.  A property inspection dated 03/23/2016 reported the subject as owner occupied.

• FORECLOSURE: The account was previously referred to legal counsel outside the review period.  The proceedings were placed on hold for expiration of the “ACT (PA) Letter/Demand Letter/ NOI expiration”’; the hold was lifted on xxx.  The executed Market Sale Affidavit was sent to the attorney on xxx.  The complaint was completed on xxx and was sent for service; it was indicated on 7/20/2015 that “it takes a minimum of 3 to 4 weeks for the Marshal to locate all defendants and complete service.”  The proceedings were placed on hold xxx for loss mitigation efforts.  Subsequently, the proceedings were closed xxx upon completion of a loan modification on the account.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: The account was approved for a trial modification on xxx with the first payment due xxx. The first trial payment was received on xxx, second payment was received on xxx, and the final payment was received on xxx.  The modification was finalized on xxx with a new interest rate of 3.375% for 480 months with a new principal and interest payment of $2,947.22.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: A modification was completed on the account effectivexxx.
• ADDITIONAL INFORMATION: A cease and desist contact request was received from the borrower’s authorized third party on 10/2/2015; there is no evidence of the cease contact request being removed from the account.  A property inspection dated 03/23/2016 reported the subject as owner occupied.

17DFAEDB-3A5E-4F5B-B447-8BAADD288ED3	xxx		xxx	PA	1/18/2017	2/1/2017	Current	Current	Owner		Previously	Close and Bill
The account was referred to foreclosure on xxx; the foreclosure attorney received the file on xxx. Proceedings were placed on hold on xxx for loss mitigation efforts; the foreclosure case was closed and billed on xxx.
														Never	N/A		N/A	Previously	Loan Modification	Completed	xxx
The account was approved for a Home Affordable Modification xxx with a three month trial payment plan; all trial payments were received. The account was modified on xxx with an effective date of xxx with an interest rate of 4.875%, principal and interest payment of $1,411.97 with a maturity date of xxx.
																							No	N/A	Yes	Loss Mitigation/Completed Modification
The account was approved for a Home Affordable Modification xxx with a three month trial payment plan; all trial payments were received. The account was modified on xxx with an effective date of xxx with an interest rate of 4.875%, principal and interest payment of $1,411.97 with a maturity date of xxx.

Commentary dated 4/27/2016 indicates the subject property is located in a FEMA declared disaster area; no damages were reported per Safeguard. As per the most recent property inspection conducted on 6/14/2016 indicates the subject property is owner occupied.

• FORECLOSURE: The account was referred to foreclosure on xxx; the foreclosure attorney received the file on xxx. Proceedings were placed on hold on xxx for loss mitigation efforts; the foreclosure case was closed and billed on xxx.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: The account was approved for a Home Affordable Modification xxx with a three month trial payment plan; all trial payments were received. The account was modified on xxx with an effective date of xxx with an interest rate of 4.875%, principal and interest payment of $1,411.97 with a maturity date of xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: The account was approved for a Home Affordable Modification xxx with a three month trial payment plan; all trial payments were received. The account was modified on xxx with an effective date of xxx with an interest rate of 4.875%, principal and interest payment of $1,411.97 with a maturity date of xxx.
• ADDITIONAL INFORMATION: Commentary dated 4/27/2016 indicates the subject property is located in a FEMA declared disaster area; no damages were reported per Safeguard. As per the most recent property inspection conducted on 6/14/2016 indicates the subject property is owner occupied.

1 BF6105-33EF-4F99-BDA7-B93143A70960	xxx		xxx	MI	12/22/2016		Current	Current	Not Determined		Previously	Referred to Attorney
The loan was approved to start foreclosure on xxx. Comments on 9/13/2016 indicate the title was ordered from xxx and received back on 9/21/2016. Per comments noted that the title from xxx cleared.  Commentary dated 9/15/2016 the Demand letter was sent. On 9/28/2016 the borrower spoke with the servicer regarding arrangements to reinstate the loan. The servicer sent an email to hold the foreclosure process. On 10/31/2016 the borrower paid half of the reinstatement amount and the servicer sent over email to cancel the foreclosure process and to close the file.
														Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	On 8/24/2016 an updated property value in the amount $170,000.00 was mentioned. Comments indicate on 9/12/2016 the borrower withdrew for loss mitigation review on October 2015.
• FORECLOSURE: The loan was approved to start foreclosure on 9/12/2016. Comments on 9/13/2016 indicate the title was ordered from xxx and received back on 9/21/2016. Per comments noted that the title from xxx cleared.  Commentary dated 9/15/2016 the Demand letter was sent. On 9/28/2016 the borrower spoke with the servicer regarding arrangements to reinstate the loan. The servicer sent an email to hold the foreclosure process. On 10/31/2016 the borrower paid half of the reinstatement amount and the servicer sent over email to cancel the foreclosure process and to close the file.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: On 8/24/2016 an updated property value in the amount $170,000.00 was mentioned. Comments indicate on 9/12/2016 the borrower withdrew for loss mitigation review on October 2015.

18CF3E2F-3337-4EA2-A409-98FF13CC9A23	xxx		xxx	TX	11/11/2016	12/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed	xxx	Per commentary on 12/28/2015, the borrowers were approved for a fresh start loan modification. A completed modification agreement was received and posted on xxx. The modification was completed on xxx.	Yes
On 9/12/16, the authorized third party called stating that has a claim check due to upstairs water damage and wanted to know what to do with it. The third party was provided with the information to send in the check to be endorsed.  The authorized third party called in on 9/16/2016, 9/26/2016 and 9/29/2016 to check on when the check would be endorsed and sent out however they were unable to speak to anyone in the insurance department.  No further information regarding the claim was noted within the review period.
																									Yes	Loss Mitigation/Completed Modification	A loan modification was completed on xxx.	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Per commentary on 12/28/2015, the borrowers were approved for a fresh start loan modification. A completed modification agreement was received and posted on xxx. The modification was completed on xxx.
• PROPERTY DAMAGE: On 9/12/16, the authorized third party called stating that has a claim check due to upstairs water damage and wanted to know what to do with it. The third party was provided with the information to send in the check to be endorsed.  The authorized third party called in on 9/16/2016, 9/26/2016 and 9/29/2016 to check on when the check would be endorsed and sent out however they were unable to speak to anyone in the insurance department.  No further information regarding the claim was noted within the review period.
• EXCEPTIONS: A loan modification was completed on xxx.

1C9B844F-B8C6-4434-98D0-DC6F402DBAAF	xxx		xxx	IL	1/2/2017		Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: N/A

1D54D7A1-CFD7-496A-A454-08BEB0862AFE	xxx		xxx	NY	1/16/2017	1/1/2017	Current	Current	Owner		Previously	Close and Bill
The loan was referred to legal counsel to begin foreclosure prior to the beginning of available commentary. On xxx the foreclosure was placed on hold for a modification review.  The foreclosure process resumed xxx, but was placed on hold again on xxx as a complete loss mitigation package was received. A firm transfer was completed on xxx and Substitution of Counsel was sent to the court for filing on xxx. On xxx the attorney advised a mediation hearing was scheduled for xxx. On xxx notes indicate the hearing was adjourned until xxx; however the servicer requested foreclosure be cancelled on xxx due to receipt of final loan modification documents. The attorney confirmed the file was closed on xxx.
														Never	N/A		N/A	Previously	Loan Modification	Completed	xxx
The loan was approved for a six month trial modification plan beginning xxx and ending xxx for payments in the amount of $707.65. Per comments on xxx the borrower successfully completed all trial payments. Final executed modification documents were received from the borrower on xxx. On xxx the modification was completed with an effective date of xxx and new payment amount of $654.87. It was indicated that the new interest rate was 3.625 percent, the principal and interest amount is $313.09, with a new term of 120 months and maturity date of xxx.
																							No	N/A	Yes	Loss Mitigation/Completed Modification
Final executed modification documents were received from the borrower on xxx. On xxx the modification was completed with an effective date of xxx and new payment amount of $654.87. It was indicated that the new interest rate was 3.625 percent, the principal and interest amount is $313.09, with a new term of 120 months and maturity date of xxx.
																												A property inspection was completed on 4/26/2016 which reported the subject property as owner occupied.	1/1/2015	3/10/2015
• FORECLOSURE: The loan was referred to legal counsel to begin foreclosure prior to the beginning of available commentary. On xxx the foreclosure was placed on hold for a modification review.  The foreclosure process resumed xxx, but was placed on hold again on xxx as a complete loss mitigation package was received. A firm transfer was completed on xxx and Substitution of Counsel was sent to the court for filing on xxx. On xxx the attorney advised a mediation hearing was scheduled for xxx. On xxx notes indicate the hearing was adjourned until xxx; however the servicer requested foreclosure be cancelled on xxx due to receipt of final loan modification documents. The attorney confirmed the file was closed on xxx.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: The loan was approved for a six month trial modification plan beginning xxx and ending xxx for payments in the amount of $707.65. Per comments on xxx the borrower successfully completed all trial payments. Final executed modification documents were received from the borrower on xxx. On xxx the modification was completed with an effective date of xxx and new payment amount of $654.87. It was indicated that the new interest rate was 3.625 percent, the principal and interest amount is $313.09, with a new term of 120 months and maturity date of xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: Final executed modification documents were received from the borrower on xxx. On xxx the modification was completed with an effective date of xxx and new payment amount of $654.87. It was indicated that the new interest rate was 3.625 percent, the principal and interest amount is $313.09, with a new term of 120 months and maturity date of xxx.
• ADDITIONAL INFORMATION: A property inspection was completed on 4/26/2016 which reported the subject property as owner occupied.

2259EA20-1029-45A3-A110-6171FC48905D	xxx		xxx	GA	1/14/2017	2/1/2017	Bankruptcy Ch.13	Current	Owner		Never	N/A	N/A	Currently	13
The borrower filed for a Chapter 13 bankruptcy prior to the review period; the filing date and case number were not disclosed.  The Transfer of Claim was filed on xxx.  A Notice of Payment Change was filed with court on xxx, and xxx.  The Trustee Notice of Final Cure was filed xxx and confirmed xxx.  As of 1/14/2017, there was no evidence of the case being discharged, and the case remains active.
																		Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	A property inspection completed 4/18/2016 reported the subject as owner occupied.
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: The borrower filed for a Chapter 13 bankruptcy prior to the review period; the filing date and case number were not disclosed.  The Transfer of Claim was filed on xxx.  A Notice of Payment Change was filed with court on xxx, and xxx.  The Trustee Notice of Final Cure was filed xxx and confirmed xxx.  As of 1/14/2017, there was no evidence of the case being discharged, and the case remains active.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A property inspection completed 4/18/2016 reported the subject as owner occupied.

22D5FD22-7F68-4CCD-B84F-57F5E2BCB81E	xxx		xxx	IL	1/1/2017		Current	Current	Not Determined		Never	N/A	N/A	Previously	7		Commentary dated xxx refers to a bankruptcy chapter 7 case #xxx and case #xxx. No filing date or discharge date was found during the review period.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: Commentary dated xxx refers to a bankruptcy chapter 7 case #xxx and case #xxx. No filing date or discharge date was found during the review period.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

26C185D3-2885-4B88-971B-119B5358F8E1	xxx	xxx	xxx	FL	3/7/2017		Current	Current	Not Determined		Previously	Close and Bill
This loan was referred to foreclosure prior to the review period, first identified in a comment dated 1/10/2017. The loan was service transferred on 6/1/2016 with outstanding servicer expenses in the amount of $772.50 for foreclosure expenses and property inspections. There is no additional information regarding the prior foreclosure and the loan was not in foreclosure during the review period.
														Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	Yes	Borrower Dispute
The borrower opened a dispute with the servicer on 1/9/2017, requesting a breakdown of the fees required for reinstatement. The servicer addressed the dispute in a comment on 1/10/2017 and it is broken down as late charges of $169.10 and interest on delinquency-related expenses paid by the prior servicer in the amount of $12.99. This was communicated to the borrower by phone and a letter sent on 2/17/2017. The borrower sent in a payment and requested for $169.10 to be applied to late charges and for the remainder of the payment in the amount of $85.27 to be applied to principal; however, the last servicing comment during the review period indicates that $254.37 was applied to outstanding fees. The dispute remained open at the conclusion of the review period.
N/A
• FORECLOSURE: This loan was referred to foreclosure prior to the review period, first identified in a comment dated 1/10/2017. The loan was service transferred on xxx with outstanding servicer expenses in the amount of $772.50 for foreclosure expenses and property inspections. There is no additional information regarding the prior foreclosure and the loan was not in foreclosure during the review period.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: The borrower opened a dispute with the servicer on 1/9/2017, requesting a breakdown of the fees required for reinstatement. The servicer addressed the dispute in a comment on 1/10/2017 and it is broken down as late charges of $169.10 and interest on delinquency-related expenses paid by the prior servicer in the amount of $12.99. This was communicated to the borrower by phone and a letter sent on 2/17/2017. The borrower sent in a payment and requested for $169.10 to be applied to late charges and for the remainder of the payment in the amount of $85.27 to be applied to principal; however, the last servicing comment during the review period indicates that $254.37 was applied to outstanding fees. The dispute remained open at the conclusion of the review period.

27BC2FB1-626A-439A-99CD-14C75AFAF914	xxx		xxx	IL	12/19/2016		Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

287AD4C5-00BE-4DF3-A786-42D922F5A194	xxx		xxx	KY	1/4/2017		Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

29ED9E95-3FD6-4343-822A-834CFAA8610B	xxx		xxx	OH	10/5/2016	3/1/2017	Current	Current	Owner		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed	xxx
The account was previously approved for a Streamline Modification on xxx with six trial payments; the borrower completed the trial payment plan. The borrower declined the Streamline Modification on xxx and requested a modification with a principal reduction. The account was re-reviewed and approved for a Home Affordable Modification with Principal Reduction effective on xxx, interest rate of 3.25%, principal and interest payment of $294.93, maturity date of xxx with a principal reduction of $14,752.18.
																							No	N/A	Yes	Loss Mitigation/Completed Modification
 The account was re-reviewed and approved for a Home Affordable Modification with Principal Reduction effective on xxx, interest rate of 3.25%, principal and interest payment of $294.93, maturity date of xxx with a principal reduction of $14,752.18.

A comment on 1/30/2015 indicated the Hardest Hit Fund (HHF) program was completed xxx; the HHF file was to be closed and returned to normal servicing. As per the most recent property inspection conducted on 5/19/2016 indicates the subject property is owner occupied.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION:The account was previously approved for a Streamline Modification on xxx with six trial payments; the borrower completed the trial payment plan. The borrower declined the Streamline Modification on xxx and requested a modification with a principal reduction. The account was re-reviewed and approved for a Home Affordable Modification with Principal Reduction effective on xxx, interest rate of 3.25%, principal and interest payment of $294.93, maturity date of xxx with a principal reduction of $14,752.18.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: The account was re-reviewed and approved for a Home Affordable Modification with Principal Reduction effective on xxx, interest rate of 3.25%, principal and interest payment of $294.93, maturity date of xxx with a principal reduction of $14,752.18.
• ADDITIONAL INFORMATION: A comment on 1/30/2015 indicated the Hardest Hit Fund (HHF) program was completed xxx; the HHF file was to be closed and returned to normal servicing. As per the most recent property inspection conducted on 5/19/2016 indicates the subject property is owner occupied.

2ED36B2D-7F27-4B82-8AC1-0B2A313679D0	xxx		xxx	IL	12/20/2016		Bankruptcy Ch.13	Current	Not Determined		Previously	Foreclosure Sale Date Scheduled
The loan was referred to foreclosure counsel on 1/21/2015. An affidavit in support of plaintiffs reply to defendant’s response to plaintiff’s motion for summary judgment was submitted. Commentary dated 5/11/2016 indicates that judgment was granted on xxx with a redemption expiration date of xxx and the foreclosure sale date was scheduled for xxx.  On xxx,  an order was entered allowing the defendants’ counsel leave to withdraw. The defendants were granted 21 days to retain new counsel. The foreclosure was postponed to xxx because the borrowers filed a chapter 13 bankruptcy on xxx. The foreclosure sale was adjourned due to the bankruptcy and the sale was cancelled for xxx.  As of 12/20/2016, the foreclosure remains on hold due to the bankruptcy filing.
														Currently	13	xxx
A Chapter 13 bankruptcy case #xxx was filed on xxx. The meeting of creditors was scheduled for xxx and the confirmation hearing was scheduled for xxx.  The proof of claim due date was xxx. The plan states direct payments of $808 and repayment of arrears in the amount of $23,000. Commentary dated 9/13/2016 indicates the confirmation hearing was continued to xxx. The debtor had filed an amended plan on xxx which resolved the servicers objection. As a result, a notice of withdrawal of objection to the Chapter 13 plan was filed on behalf of the servicer. An order confirming the Chapter 13 plan that was amended on xxx was entered. The confirmed plan provided direct payments in the amount of $818 and $27,332.82 in arrears. Commentary dated 5/31/2016 refers to previous bankruptcies: a chapter 13 was filed on xxx, dismissed on xxx and closed on xxx; a chapter 13 was filed on xxx, dismissed on xxx and closed on xxx.
																		Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	A cease and desist notice was received on 2/9/2016. Comments on 5/26/2016 indicate that an updated value in the amount of $120,000 was received on 5/19/2016.
• FORECLOSURE: The loan was referred to foreclosure counsel on 1/21/2015. An affidavit in support of plaintiffs reply to defendant’s response to plaintiff’s motion for summary judgment was submitted. Commentary dated 5/11/2016 indicates that judgment was granted on xxx with a redemption expiration date of xxx and the foreclosure sale date was scheduled for xxx.  On xxx,  an order was entered allowing the defendants’ counsel leave to withdraw. The defendants were granted 21 days to retain new counsel. The foreclosure was postponed to xxx because the borrowers filed a chapter 13 bankruptcy on xxx. The foreclosure sale was adjourned due to the bankruptcy and the sale was cancelled for xxx.  As of 12/20/2016, the foreclosure remains on hold due to the bankruptcy filing.
• BANKRUPTCY: A Chapter 13 bankruptcy case #xxx was filed on xxx. The meeting of creditors was scheduled for xxx and the confirmation hearing was scheduled for xxx.  The proof of claim due date was xxx. The plan states direct payments of $808 and repayment of arrears in the amount of $23,000. Commentary dated 9/13/2016 indicates the confirmation hearing was continued to xxx. The debtor had filed an amended plan on xxx which resolved the servicers objection. As a result, a notice of withdrawal of objection to the Chapter 13 plan was filed on behalf of the servicer. An order confirming the Chapter 13 plan that was amended on xxx was entered. The confirmed plan provided direct payments in the amount of $818 and $27,332.82 in arrears. Commentary dated 5/31/2016 refers to previous bankruptcies: a chapter 13 was filed on xxx, dismissed on xxx and closed on xxx; a chapter 13 was filed on xxx, dismissed on xxx and closed on xxx.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A cease and desist notice was received on 2/9/2016. Comments on 5/26/2016 indicate that an updated value in the amount of  $120,000 was received on 5/19/2016.

2F913501-F3C8-4F2C-93B5-D2DC59CE4AD7	xxx		xxx	FL	10/4/2016	2/1/2017	Current	Current	Owner		Previously	Close and Bill	The loan was referred to foreclosure prior to the beginning of the review period. On 1/6/2015 comments indicate that the foreclosure sale date scheduled for xxx was cancelled due to a bankruptcy filing. The foreclosure was placed on hold for the active bankruptcy on xxx. The foreclosure hold was changed to loss mitigation hold on xxx due to receipt of first trial payment was received on xxx. The Servicer requested the attorney cancel the foreclosure process on xxx due to the completed modification. The attorney confirmed that the file was closed on xxx.	Previously	13	xxx
On 1/6/2015 comments indicate that the borrower filed bankruptcy. A Chapter 13 bankruptcy (case #xxx) was filed on xxx. The first amended plan was filed on xxx. Per notes on 2/3/2015 the attorney recommended objection to the plan as the plan did not provide any arrears and the debtor had not filed a request for mediation; the proposed modified payments were also noted as less than 31% of the borrower’s gross income. A Motion for Loss Mitigation Mediation was filed on xxx and granted xxx. The Proof of Claim was filed on xxx. An amended plan was filed with the court on xxx. The Motion for Relief (MFR) was referred to the attorney on xxx. A third amended plan was filed on xxx and plan confirmation hearing was held on xxx. A Post Petition Fee Notice was filed on xxx. On 9xxx the MFR was placed on hold due to the loan being approved for a modification trial plan. Per comments on xxx the trial payments were completed due to a payment from the Trustee on xxxx which covered the trial payments for xxx, xxx and xxx; the other two payments were made directly by the borrower. The bankruptcy case was discharged on xxx and closed on xxx.
																		Previously	Loan Modification	Completed	xxx
The loan was approved for Streamline modification trial plan on xxx. Documents for the six month trial plan beginning xxx for payments in the amount of $1,424.50 were sent to the borrower on xxx. The first trial payment was received on xxx. Per comments on 11/11/2015 the trial payments were completed due to a payment from the Trustee on xxx which covered the trial payments for xxx, xxx, and xxx;; the other two payments were made directly by the borrower. The final modification documents were sent to the borrower on xxx and the servicer received the signed documents on xxx. The modification was completed on xxx effective xxx6 with a new interest rate of 4%, new principal and interest in the amount of $897.60, principal reduction amount of $83,022.81 and new term of 480 month with a maturity date of xxx. A one year principal reduction adjustment was completed per notes on xxx.
																							No	N/A	Yes	Loss Mitigation/Completed Modification
A modification was completed on xxx effective xxx with a new interest rate of 4%, new principal and interest in the amount of $897.60, principal reduction amount of $83,022.81 and new term of 480 month with a maturity date of xxx.
A property inspection completed on 1/26/2016 reported the property as owner occupied.
• FORECLOSURE: The loan was referred to foreclosure prior to the beginning of the review period. On 1/6/2015 comments indicate that the foreclosure sale date scheduled for xxx was cancelled due to a bankruptcy filing. The foreclosure was placed on hold for the active bankruptcy on xxx. The foreclosure hold was changed to loss mitigation hold on xxx due to receipt of first trial payment was received on xxx. The Servicer requested the attorney cancel the foreclosure process on xxx due to the completed modification. The attorney confirmed that the file was closed on xxx.
• BANKRUPTCY:On 1/6/2015 comments indicate that the borrower filed bankruptcy. A Chapter 13 bankruptcy (case #xxx) was filed on xxx. The first amended plan was filed on xxx. Per notes on 2/3/2015 the attorney recommended objection to the plan as the plan did not provide any arrears and the debtor had not filed a request for mediation; the proposed modified payments were also noted as less than 31% of the borrower’s gross income. A Motion for Loss Mitigation Mediation was filed on xxx and granted xxx. The Proof of Claim was filed on xxx. An amended plan was filed with the court on xxx. The Motion for Relief (MFR) was referred to the attorney on xxx. A third amended plan was filed on xxx and plan confirmation hearing was held on xxx. A Post Petition Fee Notice was filed on xxx. On 9xxx the MFR was placed on hold due to the loan being approved for a modification trial plan. Per comments on xxx the trial payments were completed due to a payment from the Trustee on xxxx which covered the trial payments for xxx, xxx and xxx; the other two payments were made directly by the borrower. The bankruptcy case was discharged on xxx and closed on xxx.
• LOSS MITIGATION: The loan was approved for Streamline modification trial plan on xxx. Documents for the six month trial plan beginning xxx for payments in the amount of $1,424.50 were sent to the borrower on xxx. The first trial payment was received on xxx. Per comments on 11/11/2015 the trial payments were completed due to a payment from the Trustee on xxx which covered the trial payments for xxx, xxx, and xxx;; the other two payments were made directly by the borrower. The final modification documents were sent to the borrower on xxx and the servicer received the signed documents on xxx. The modification was completed on xxx effective xxx6 with a new interest rate of 4%, new principal and interest in the amount of $897.60, principal reduction amount of $83,022.81 and new term of 480 month with a maturity date of xxx. A one year principal reduction adjustment was completed per notes on xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: A modification was completed on xxx effective xxx with a new interest rate of 4%, new principal and interest in the amount of $897.60, principal reduction amount of $83,022.81 and new term of 480 month with a maturity date of xxx.
• ADDITIONAL INFORMATION: A property inspection completed on 1/26/2016 reported the property as owner occupied.

3088603A-B499-4E0D-878C-4D5D2938FD82	xxx	xxx	xxx	PA	7/31/2017	8/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Forbearance	Completed	xxx
Per comments on xxx, the loan was approved for a three month extension with a new payment due date of xxx and a new maturity date of xxx. The Deferment Agreement was sent to the borrowers on xxx and was returned by the borrowers on xxx.
																							No	N/A	No	N/A	N/A
The last contact with the borrower was on 7/6/2017 when the borrower stated they would be making the July payment on 7/13/2017. Per comments on 9/7/2016, the borrower requested a modification package which was mailed on the same day. The loan modification package was received from the borrowers on 9/20/2016. A HAMP denial letter was sent to the borrowers on 9/20/2016 as the investor did not participate in the HAMP program; however, the loan was reviewed for an in house modification.  A denial letter was sent to the borrower on 12/13/2016 due to unable to create terms due to negative surplus income.
																													7/1/2015	8/8/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Per comments on xxx, the loan was approved for a three month extension with a new payment due date of xxx and a new maturity date of xxx. The Deferment Agreement was sent to the borrowers on xxx and was returned by the borrowers on xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: The last contact with the borrower was on 7/6/2017 when the borrower stated they would be making the July payment on 7/13/2017. Per comments on 9/7/2016, the borrower requested a modification package which was mailed on the same day. The loan modification package was received from the borrowers on 9/20/2016. A HAMP denial letter was sent to the borrowers on 9/20/2016 as the investor did not participate in the HAMP program; however, the loan was reviewed for an in house modification.  A denial letter was sent to the borrower on 12/13/2016 due to unable to create terms due to negative surplus income.

32C08F46-8871-46D8-8B63-1C3856D75366	xxx		xxx	ME	11/9/2016	12/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
Lender placed insurance (LPI) is mentioned as being refunded on 9/9/2016 as the borrower indicated on 8/8/2016 they had their own insurance and the policy was provided to the servicer. As per borrower conversation on 3/7/2016, they received a litigation letter from the servicer due to a previous contractor opening a lawsuit. The servicer removed the litigation flag per borrower request on 3/7/2016 as they are not represented by an attorney. There is no further mention of litigation in remaining commentary. A reinstatement is mentioned 12/9/2015 when the borrower sent in two payments to bring the loan current. The reason for default at that time was cited as excessive obligations.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Lender placed insurance (LPI) is mentioned as being refunded on 9/9/2016 as the borrower indicated on 8/8/2016 they had their own insurance and the policy was provided to the servicer. As per borrower conversation on 3/7/2016, they received a litigation letter from the servicer due to a previous contractor opening a lawsuit. The servicer removed the litigation flag per borrower request on 3/7/2016 as they are not represented by an attorney. There is no further mention of litigation in remaining commentary. A reinstatement is mentioned 12/9/2015 when the borrower sent in two payments to bring the loan current. The reason for default at that time was cited as excessive obligations.

331A2F48-CB26-4872-8DB3-53FB3C5EB0C1	xxx		xxx	MN	12/30/2016		Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

33343830-458E-4CE3-A7E3-97E2C96C908C	xxx		xxx	Missing	5/10/2017	4/1/2017	Collections	Illness	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
The borrower indicated the property was owner occupied during communication on 3/21/2017; however, there was no evidence an inspection was completed to verify the occupancy.  The last contact with the borrower was on 5/9/2017 when the borrower scheduled a payment for $3112.98 dated 5/31/2017.

• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: The borrower indicated the property was owner occupied during communication on 3/21/2017; however, there was no evidence an inspection was completed to verify the occupancy.  The last contact with the borrower was on 5/9/2017 when the borrower scheduled a payment for $3112.98 dated 5/31/2017.

344D6672-7385-4388-B00F-018BE2A6828E	xxx		xxx	WA	5/2/2017	6/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	There is no evidence of an inspection completed during the review period; however, a comment on 3/31/2017 state the property is owner occupied.	5/1/2016	7/14/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: There is no evidence of an inspection completed during the review period; however, a comment on 3/31/2017 state the property is owner occupied.

3573B202-1C5C-4680-8956-A7E366AFE105	xxx		xxx	Missing	4/23/2017	5/1/2017	Current	Current	Not Determined		Previously	Close and Bill
The file was received by the foreclosure attorney on xxx.  The Trustee Sale Guarantee was received xxx and title was cleared on xxx.  The Notice of Default was filed on xxx.  On xxx, the foreclosure was placed on hold per investor’s request. Comments on xxx indicate that the foreclosure was closed and billed.
														Never	N/A		N/A	Previously	Loan Modification	Completed	xxx
A loss mitigation solicitation package was sent to the borrower on 7/16/2016 and the loan was referred to loss mitigation on 7/21/2016.  On 12/13/2016, the borrower requested a financial package be sent out. On 12/13/2016, an email was sent to the investor for parameters for a repayment plan. On 1/25/2017, the borrower was contacted and a repayment plan was discussed.  The borrower stated repay wasn't feasible and wanted a modification.  Comments on 2/7/2017 indicate that per the investor's approval to capitalize the loan modification without the foreclosure outstanding fees and costs. In addition, the escrow will remain as is until an escrow analysis can be run as standard course of normal servicing.  Interest rate remains at fixed 3% and maturity date remains.  The modified payment will start xxx.  The final modification was approved on xxx.  The loan modification agreement was sent to the borrower on xxx. Comments on xxx indicate that the modification was recorded.
																							No	N/A	No	N/A	N/A	There is no evidence an inspection was completed; however on 12/13/2016, the borrower indicated that the property is owner occupied.	8/9/2016	11/29/2016
• FORECLOSURE: The file was received by the foreclosure attorney on xxx.  The Trustee Sale Guarantee was received xxx and title was cleared on xxx.  The Notice of Default was filed on xxx.  On xxx, the foreclosure was placed on hold per investor’s request. Comments on xxx indicate that the foreclosure was closed and billed.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: A loss mitigation solicitation package was sent to the borrower on 7/16/2016 and the loan was referred to loss mitigation on 7/21/2016.  On 12/13/2016, the borrower requested a financial package be sent out. On 12/13/2016, an email was sent to the investor for parameters for a repayment plan. On 1/25/2017, the borrower was contacted and a repayment plan was discussed.  The borrower stated repay wasn't feasible and wanted a modification.  Comments on 2/7/2017 indicate that per the investor's approval to capitalize the loan modification without the foreclosure outstanding fees and costs. In addition, the escrow will remain as is until an escrow analysis can be run as standard course of normal servicing.  Interest rate remains at fixed 3% and maturity date remains.  The modified payment will start xxx.  The final modification was approved on xxx.  The loan modification agreement was sent to the borrower on xxx. Comments on xxx indicate that the modification was recorded.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: There is no evidence an inspection was completed; however on 12/13/2016, the borrower indicated that the property is owner occupied.

3D0B4CF3-D48B-497E-BCFE-B0C483138EF1	xxx		xxx	TX	11/11/2016	12/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed	xxx
The borrower was approved for a six month repayment plan on xxx; payments would begin on xxx and end on xxx.  Subsequently, a workout package was sent to the borrower on xxx for a possible loan modification.  Modification cash was posted on xxx and the modification was considered completed on xxx.  No additional details regarding the modification were provided.
																							No	N/A	Yes	Loss Mitigation/Completed Modification	A loan modification was completed on xxx. The loan has remained current since the modification was completed.	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: The borrower was approved for a six month repayment plan on xxx; payments would begin on xxx and end on xxx.  Subsequently, a workout package was sent to the borrower on xxx for a possible loan modification.  Modification cash was posted on xxx and the modification was considered completed on xxx.  No additional details regarding the modification were provided.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: A loan modification was completed on xxx.  The loan has remained current since the modification was completed.

451E3E7D-D8C1-40A8-A1C0-AD060B33EF33	xxx		xxx	VA	3/28/2017	8/1/2016	Bankruptcy Ch.13	Not Determined	Not Determined		Never	N/A	N/A	Currently	13
The loan was in Chapter 13 bankruptcy as of the start of the review period. The case number and filing date of the bankruptcy were not disclosed during the review period. A comment dated xxx indicated a motion for relief was filed which resulted in an agreed order where the post-petition delinquent payments were placed into the plan. A comment dated xxx indicates a transfer of claim was filed by the servicer’s bankruptcy attorney.
																		Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
A comment dated 8/22/2016 indicates the subject property is owner occupied, but there was no evidence a property inspection was completed to verify the occupancy status. The last borrower contact occurred on 3/17/2017 at which time the borrower made a payment.
																													3/1/2016	8/4/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: The loan was in Chapter 13 bankruptcy as of the start of the review period. The case number and filing date of the bankruptcy were not disclosed during the review period. A comment dated xxx indicated a motion for relief was filed which resulted in an agreed order where the post-petition delinquent payments were placed into the plan. A comment dated xxx indicates a transfer of claim was filed by the servicer’s bankruptcy attorney.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A comment dated 8/22/2016 indicates the subject property is owner occupied, but there was no evidence a property inspection was completed to verify the occupancy status. The last borrower contact occurred on 3/17/2017 at which time the borrower made a payment.

46CBB340-8ED0-49EC-B949-C17F90CFE46D	xxx	xxx	xxx	PA	3/7/2017		Loss Mitigation	Current	Not Determined		Previously	Close and Bill
A comment on 3/30/2016 states the loan is active in foreclosure. A comment on 5/2/2016 states there is a scheduled foreclosure sale date of xxx. On 5/9/2016 there is no scheduled foreclosure sale date identified. There are no additional foreclosure comments or milestones identified.
														Never	N/A		N/A	Currently	Repayment Plan	In Process	xxx
On xxx the borrower stated they would attempt to catch up as soon as possible, and on xxx the borrower accepted a collections plan with a payment of $436.90. A workout plan start date of xxx is identified. The reason for default is identified as an illness in the family. On xxx the borrower accepted a plan with a down payment amount of $1,053.56. A comment on 1/19/2017 states that a late fee will be waived for each contractual payment that is made.
																							No	N/A	Yes	Loss Mitigation	A repayment plan is active during the review period.
The last borrower contact was on 6/8/2016 wherein the borrower accepted the down payment amount of $1,056.56. The borrower is still making payments on this loan, and the loan is reported as current, yet there is no indication the foreclosure workstation has been closed, or that the borrower has completed the repayment plan.

• FORECLOSURE: A comment on 3/30/216 states the loan is active in foreclosure. A comment on 5/2/2016 states there is a scheduled foreclosure sale date of xxx. On 5/9/2016 there is no scheduled foreclosure sale date identified. There are no additional foreclosure comments or milestones identified.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: On xxx the borrower stated they would attempt to catch up as soon as possible, and on xxx the borrower accepted a collections plan with a payment of $436.90. A workout plan start date of xxx is identified. The reason for default is identified as an illness in the family. On xxx the borrower accepted a plan with a down payment amount of $1,053.56. A comment on 1/19/2017 states that a late fee will be waived for each contractual payment that is made.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: A repayment plan is active during the review period.
• ADDITIONAL INFORMATION: The last borrower contact was on 6/8/2016 wherein the borrower accepted the down payment amount of $1,056.56. The borrower is still making payments on this loan, and the loan is reported as current, yet there is no indication the foreclosure workstation has been closed, or that the borrower has completed the repayment plan.

479A9A2A-FCA4-457F-AF3F-CC25AFD52C4D	xxx		xxx	CA	1/18/2017	1/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

4 8FDA8B-7598-4898-91EF-5BB08E13CAE7	xxx		xxx	OH	9/15/2016	1/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

4EFAB428-CA7A-4DD7-A322-9F441ACCD6B4	xxx		xxx	WI	1/2/2017		Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

50C25362-D51F-4990-B08A-00A830C42692	xxx		xxx	FL	4/18/2017	5/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
On 5/2/2016, the borrower inquired about the loss draft process on a claim for hail damages that occurred on 5/1/2014. Comments dated 5/9/2016 indicate a hazard loss settlement in the amount of $18,300.00 was reviewed and accepted. The first draw amount was ordered in the amount of $18,300 on 5/12/2016 and an additional $1,700.00 was ordered on the same date. The borrower was advised on 5/19/2016 that the remaining $10,000 would be processed once 90 percent inspection results have been received. A final inspection was received on 6/29/2016 indicating 100 percent of the repairs had been completed. The final draw in the amount of $10,000 was sent to the borrower on 8/2/2016. No property inspections were conducted during the review period to determine occupancy status. The most recent borrower contact was on 3/15/2017 at which time the borrower made a payment.

• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: On 5/2/2016, the borrower inquired about the loss draft process on a claim for hail damages that occurred on 5/1/2014. Comments dated 5/9/2016 indicate a hazard loss settlement in the amount of $18,300.00 was reviewed and accepted. The first draw amount was ordered in the amount of $18,300 on 5/12/2016 and an additional $1,700.00 was ordered on the same date. The borrower was advised on 5/19/2016 that the remaining $10,000 would be processed once 90 percent inspection results have been received. A final inspection was received on 6/29/2016 indicating 100 percent of the repairs had been completed. The final draw in the amount of $10,000 was sent to the borrower on 8/2/2016. No property inspections were conducted during the review period to determine occupancy status. The most recent borrower contact was on 3/15/2017 at which time the borrower made a payment.

57439DBC-05AC-446C-ADE9-29248FE91C8B	xxx		xxx	MA	10/27/2016	2/1/2017	Current	Current	Owner		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed	xxx
Commentary dated xxx indicates the subject account has had two modifications; the most recent step rate modification was effective of xxx3 for a term of 60 months at a 2% interest rate, for the next term of 12 months at a 3% interest rate starting on xxx and for the final term of 408 months at a 3.5% interest starting on xxx.
																							No	N/A	No	N/A	N/A	As per the most recent property inspection conducted on 7/21/2016 indicates the subject property is owner occupied.
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Commentary dated xxx indicates the subject account has had two modifications; the most recent step rate modification was effective of xxx3 for a term of 60 months at a 2% interest rate, for the next term of 12 months at a 3% interest rate starting on xxx and for the final term of 408 months at a 3.5% interest starting on xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: As per the most recent property inspection conducted on 7/21/2016 indicates the subject property is owner occupied.

582178DE-DB4B-4C39-B48C-52E4BE205734	xxx		xxx	AZ	3/28/2017	4/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed	xxx	Per comment on 1/23/2017, there was a previous, private, investor modification effective xxx. However, the terms were not disclosed.	No	N/A	Yes	Loss Mitigation/Completed Modification	A modification was completed during the review period.
During the most recent communication with the borrower on 3/13/2017, the borrower stated that they just received a letter stating foreclosure is set for 3/22/2017. The borrower stated they would fax in the information.
																													3/1/2016	1/22/2017
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Per comment on 1/23/2017, there was a previous, private, investor modification effective xxx. However, the terms were not disclosed .
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: A modification was completed during the review period.
• ADDITIONAL INFORMATION: During the most recent communication with the borrower on 3/13/2017, the borrower stated that they just received a letter stating foreclosure is set for 3/22/2017. The borrower stated they would fax in the information.

597B115B-259C-4B19-BFF9-6D85D617D38D	xxx		xxx	LA	3/28/2017	4/1/2017	Current	Current	Owner		Never	N/A	N/A	Never	N/A		N/A	Previously	Repayment Plan	Denied
On 3/4/2016, the borrower informed the servicer the reason for the delinquency was due to a death in the family and promised to pay by the following week. Multiple comments on 6/3/2016 indicate the borrower agreed to make a payment in the amount of $2,121.40 and was interested in a repayment plan to bring the loan current. The servicer approved the borrower for a six month repayment plan on 6/3/2017. On 7/18/2016, the servicer placed a collection call for the repayment plan payment due for the month of July. The borrower stated they were offered a 15 day grace period under the terms of the repayment plan. The servicer advised the borrower that there is no grace period for the repayment plan. The repayment plan was scheduled to end on 12/15/2016. A comment on 12/27/2016 indicates the repayment plan was broken as the borrower did not remit the full repayment plan amount; however, the loan was brought current on 2/15/2017.
																							No	N/A	Yes	Denied Loss Mitigation
The borrower was approved for a six month repayment plan on 6/3/2016; however, a comment on 12/27/2016 indicates the repayment plan was broken due to the borrower not remitting the full repayment amount.

The borrower indicated on a call on 11/7/2016 the subject property is owner occupied.  A property inspection completed on 11/16/2016 confirmed the property as owner occupied.  A comment on 8/30/2016 indicates this loan was flagged as a federally declared disaster loan on 8/11/2016; however, there was no further mention of property damage.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: On 3/4/2016, the borrower informed the servicer the reason for the delinquency was due to a death in the family and promised to pay by the following week. Multiple comments on 6/3/2016 indicate the borrower agreed to make a payment in the amount of $2,121.40 and was interested in a repayment plan to bring the loan current. The servicer approved the borrower for a six month repayment plan on 6/3/2017. On 7/18/2016, the servicer placed a collection call for the repayment plan payment due for the month of July. The borrower stated they were offered a 15 day grace period under the terms of the repayment plan. The servicer advised the borrower that there is no grace period for the repayment plan. The repayment plan was scheduled to end on xxx. A comment on 12/27/2016 indicates the repayment plan was broken as the borrower did not remit the full repayment plan amount; however, the loan was brought current on 2/15/2017.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: The borrower was approved for a six month repayment plan on 6/3/2016; however, a comment on 12/27/2016 indicates the repayment plan was broken due to the borrower not remitting the full repayment amount.
• ADDITIONAL INFORMATION: The borrower indicated on a call on 11/7/2016 the subject property is owner occupied.  A property inspection completed on 11/16/2016 confirmed the property as owner occupied.  A comment on 8/30/2016 indicates this loan was flagged as a federally declared disaster loan on 8/11/2016; however, there was no further mention of property damage.

5C5407CB-F4A1-460C-9A0E-5A11B4017DC4	xxx		xxx	TN	3/28/2017	3/1/2017	Bankruptcy Ch.13	Current	Owner		Never	N/A	N/A	Currently	13	xxx
The loan was in Chapter 13 bankruptcy at the time of the servicer transfer on 8/10/2016. It was noted on 8/10/2016 that the Proof of Claim was filed by the prior servicer. Also, a Transfer of Claim was referred to the attorney on xxx. A comment on 12/6/2016 stated that the Chapter 13 bankruptcy, case # xxx, was filed on xxx, and the debtor was discharged on xxx but the bankruptcy has remained open because per a comment on 1/12/2017, it was noted that a bankruptcy adversary proceeding was filed on behalf of the debtor. As of a comment on 2/8/2017, the issue originated in 2014 when a Notice of Payment Change was provided, however, the prior servicer did not adjust their records to reflect the new payment and continued to apply payments at the higher amount. According to a comment dated 2/23/2017, the opposing counsel requested the proposed account pay off, due date, and confirmation that any fees resulting from the delinquency will be waived and not capitalized into the loan amount as terms of a settlement. The most recent update on 3/28/2017 revealed the proposed settlement was sent to the investor for review and approval.
																		Never	N/A	N/A		N/A	No	N/A	Yes	Litigation (other than contested foreclosure)
Per a comment on 1/12/2017, it was noted that a bankruptcy adversary proceeding was filed on behalf of the debtor. As of a comment on 2/8/2017, the issue originated in 2014 when a Notice of Payment Change was provided, however, the prior servicer did not adjust their records to reflect the new payment and continued to apply payments at the higher amount. According to a comment dated 2/23/2017, the opposing counsel requested the proposed account pay off, due date, and confirmation that any fees resulting from the delinquency will be waived and not capitalized into the loan amount as terms of a settlement. The most recent update on 3/28/2017 revealed the proposed settlement was sent to the investor for review and approval.

A property inspection was completed on 12/14/2016 in which the property was confirmed to be owner occupied. The date of last contact with the borrower occurred on 1/9/2017 when the borrower contacted the servicer and inquired about receiving the monthly statement. The borrower was informed that they won't receive the monthly statements as the account is still in active bankruptcy. The borrower was informed of the methods to make the monthly mortgage payment.
																													3/1/2016	8/8/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: The loan was in Chapter 13 bankruptcy at the time of the servicer transfer on xxx. It was noted on 8/10/2016 that the Proof of Claim was filed by the prior servicer. Also, a Transfer of Claim was referred to the attorney on xxx. A comment on 12/6/2016 stated that the Chapter 13 bankruptcy, case # xxx, was filed on xxx, and the debtor was discharged on xxx but the bankruptcy has remained open because per a comment on 1/12/2017, it was noted that a bankruptcy adversary proceeding was filed on behalf of the debtor. As of a comment on 2/8/2017, the issue originated in 2014 when a Notice of Payment Change was provided, however, the prior servicer did not adjust their records to reflect the new payment and continued to apply payments at the higher amount. According to a comment dated 2/23/2017, the opposing counsel requested the proposed account pay off, due date, and confirmation that any fees resulting from the delinquency will be waived and not capitalized into the loan amount as terms of a settlement. The most recent update on 3/28/2017 revealed the proposed settlement was sent to the investor for review and approval.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: Per a comment on 1/12/2017, it was noted that a bankruptcy adversary proceeding was filed on behalf of the debtor. As of a comment on 2/8/2017, the issue originated in 2014 when a Notice of Payment Change was provided, however, the prior servicer did not adjust their records to reflect the new payment and continued to apply payments at the higher amount. According to a comment dated 2/23/2017, the opposing counsel requested the proposed account pay off, due date, and confirmation that any fees resulting from the delinquency will be waived and not capitalized into the loan amount as terms of a settlement. The most recent update on 3/28/2017 revealed the proposed settlement was sent to the investor for review and approval.
• ADDITIONAL INFORMATION: A property inspection was completed on 12/14/2016 in which the property was confirmed to be owner occupied. The date of last contact with the borrower occurred on 1/9/2017 when the borrower contacted the servicer and inquired about receiving the monthly statement. The borrower was informed that they won't receive the monthly statements as the account is still in active bankruptcy. The borrower was informed of the methods to make the monthly mortgage payment.

5F1D6F53-3922-402B-8DE1-2578AFCD83EB	xxx		xxx	NY	1/17/2017	2/1/2017	Current	Current	Owner		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed	xxx
Commentary dated xxx indicated that the account was approved for a trial payment plan with final modification to complete upon receipt of all plan payments; the first trial payment in the amount of $815.39 was due xxx.  The final plan payment was received xxx and the modification documents were sent to the borrower.  The loan was modified effective xxx; the terms were a new interest rate of 3.625%, principal and interest payment of $794.78, and a maturity date of xxx.
																							No	N/A	Yes	Loss Mitigation/Completed Modification	A modification was completed effective xxx.	A property inspection dated 2/10/2016 reported the subject as owner occupied.
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Commentary dated xxx indicated that the account was approved for a trial payment plan with final modification to complete upon receipt of all plan payments; the first trial payment in the amount of $815.39 was due xxx.  The final plan payment was received xxx and the modification documents were sent to the borrower.  The loan was modified effective xxx; the terms were a new interest rate of 3.625%, principal and interest payment of $794.78, and a maturity date of xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: A modification was completed effective xx.
• ADDITIONAL INFORMATION: A property inspection dated 2/10/2016 reported the subject as owner occupied.

5FD3B158-80E6-4576-9D78-56DD39562ACC	xxx		xxx	IL	1/3/2017		Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	Yes	Deceased Borrower	Commentary dated 1/2/2017 refers to the primary borrower as deceased. No date of death was cited during the review period.	A property evaluation dated 9/28/2016 cites the value of the subject property as $80,000.
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: Commentary dated 1/2/2017 refers to the primary borrower as deceased. No date of death was cited during the review period.
• ADDITIONAL INFORMATION: A property evaluation dated 9/28/2016 cites the value of the subject property as $80,000.

615B5D2C-A71F-4C8F-BBC4-A836726FA39E	xxx		xxx	TN	4/10/2017	2/23/2017	Bankruptcy Ch.13	Not Determined	Not Determined		Never	N/A	N/A	Currently	13	xxx
The borrower filed Chapter 13 bankruptcy on xxx, case #xxx.  The servicer indicated a transfer of claim was filed per a comment on xxx. Additionally, the bankruptcy status update on xxx indicated that the loan was current so a Motion for Relief was not required at the time.  The bankruptcy case remains active.
																		Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
Property inspections were ordered; however, no results were provided. The last contact with the borrower was on 6/7/2016 when the borrower confirmed the account number and mailing address with the servicer for payments.
																													5/1/2016	5/24/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: The borrower filed Chapter 13 bankruptcy on xxx, case #xxx.  The servicer indicated a transfer of claim was filed per a comment on xxx. Additionally, the bankruptcy status update on xxx indicated that the loan was current so a Motion for Relief was not required at the time.  The bankruptcy case remains active.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Property inspections were ordered; however, no results were provided. The last contact with the borrower was on 6/7/2016 when the borrower confirmed the account number and mailing address with the servicer for payments.

65189950-C8C9-454B-91C2-C110C088BF83	xxx		xxx	LA	1/18/2017	2/1/2017	Current	Current	Owner		Never	N/A	n/a	Never	N/A		N/A	Never	N/A	N/A		n/a	No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

651EEFD3-FCA7-46E3-8B7A-C7142AFE6D46	xxx	xxx	xxx	GA	7/3/2017	9/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	A collection comment on 2/15/2017 indicates a field inspection was performed but did not confirm occupancy.	7/1/2015	8/8/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A collection comment on 2/15/2017 indicates a field inspection was performed but did not confirm occupancy.

69AD7C62-E9B1-4E92-821F-D65391A7E7A0	xxx	xxx	xxx	GA	3/7/2017		Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
A comment dated 1/11/2017 indicates a request was received for a reinstatement and unemployment program. A comment dated 1/25/2017 indicates the program was approved with the unemployment program good from xxx through xxx and the reinstatement program from xxx through xxx with an approved amount of $3,698.34. The last borrower contact occurred on 1/31/2017 at which time the borrower scheduled to make a payment in the amount of $3,698.34.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A comment dated 1/11/2017 indicates a request was received for a reinstatement and unemployment program. A comment dated 1/25/2017 indicates the program was approved with the unemployment program good from xxx through xxx and the reinstatement program from xxx through xxx with an approved amount of $3,698.34. The last borrower contact occurred on 1/31/2017 at which time the borrower scheduled to make a payment in the amount of $3,698.34.

6A3D3092-C618-470B-BB77-C26E54D135F3	xxx	xxx	xxx	Missing	3/3/2017		Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed		A comment dated xxx indicates there was a recorded modification that was sent to the custodian. There are no additional details about the previous loan modification.	No	N/A	No	N/A	N/A
A comment dated 6/25/2016 stated that the servicer offered to send the borrower a loss mitigation package but the borrower declined. A comment dated 2/2/2017 stated that the borrower made a payment of $3,223.88 that was due on 2/1/2017. The last date of contact with the borrower took place on 3/3/2017 when the borrower advised they made the March 2017 payment.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: A comment dated xxx indicates there was a recorded modification that was sent to the custodian.  There are no additional details about the previous loan modification.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL  INFORMATION: A comment dated 6/25/2016 stated that the servicer offered to send the borrower a loss mitigation package but the borrower declined. A comment dated 2/2/2017 stated that the borrower made a payment of $3,223.88 that was due on 2/1/2017. The last date of contact with the borrower took place on 3/3/2017 when the borrower advised they made the March 2017 payment.

6CB3A945-37E3-4F10-A5C1-C02EAAF402E5	xxx		xxx	Missing	5/3/2017	5/1/2017	Bankruptcy Ch.13	Current	Not Determined		Never	N/A	N/A	Currently	N/A
Comments dated 5/24/2016 indicate the borrower filed a bankruptcy prior to the review period and a comment dated 12/20/2016 indicates it was a Chapter 13 bankruptcy, but the filing date and case number were not disclosed during the review period.
																		Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
No property inspections were conducted during the review period; however, on 2/3/2017 the borrower indicated the property is owner-occupied. The most recent conversation with the borrower was on 5/3/2017 at which time the borrower indicated that they should not have any late payments and should be current. The borrower was advised that they never caught up completely.
																													5/1/2016	5/16/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: Comments dated 5/24/2016 indicate the borrower filed a bankruptcy prior to the review period and a comment dated 12/20/2016 indicates it was a Chapter 13 bankruptcy, but the filing date and case number were not disclosed during the review period.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: No property inspections were conducted during the review period; however, on 2/3/2017 the borrower indicated the property is owner-occupied. The most recent conversation with the borrower was on 5/3/2017 at which time the borrower indicated that they should not have any late payments and should be current. The borrower was advised that they never caught up completely.

6F867BEA-D204-4ED6-8C22-E3444B8BFE88	xxx		xxx	GA	4/18/2017	5/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed	xxx
Per a comment on 6/2/2016, the loan was modified on xxx, $134,764.80 was forgiven, capitalized approximately $42,000.00 for a new modification unpaid principal balance of $262,397.99, a first payment date of xxx, maturity of xxx and a fixed rate of 3.875 percent.
																							No	N/A	No	N/A	N/A
Per a comment on 6/2/2016, the borrower indicated that the occupancy status was occupied by unknown; however, there is no indication of an inspection. On 6/2/2016, the servicer indicated that when the borrower took the loan in xxx, the borrower had lost their job. A comment on 8/12/2016 indicated that a Notice of Intent was sent; however, there is no indication that the loan was referred to foreclosure. A comment on 12/15/2016 indicated that the borrower called and indicated that the servicer mailed a 10 month repayment plan letter; however, the borrower refused the repayment plan and indicated that they wanted to pay the full delinquent balance. The last contact with the borrower was on 3/29/2017 with the borrower calling in to make a payment.
																													5/1/2016	5/30/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Per a comment on 6/2/2016, the loan was modified on xxx, $134,764.80 was forgiven, capitalized approximately $42,000.00 for a new modification unpaid principal balance of $262,397.99, a first payment date of xxx, maturity of xxx and a fixed rate of 3.875 percent.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Per a comment on 6/2/2016, the borrower indicated that the occupancy status was occupied by unknown; however, there is no indication of an inspection. On 6/2/2016, the servicer indicated that when the borrower took the loan in xxx, the borrower had lost their job. A comment on 8/12/2016 indicated that a Notice of Intent was sent; however, there is no indication that the loan was referred to foreclosure. A comment on 12/15/2016 indicated that the borrower called and indicated that the servicer mailed a 10 month repayment plan letter; however, the borrower refused the repayment plan and indicated that they wanted to pay the full delinquent balance. The last contact with the borrower was on 3/29/2017 with the borrower calling in to make a payment.

7003520C-70FE-4F78-8359-97D5DA6A3ADE	xxx	xxx	xxx	CA	7/26/2017	9/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Previously	7	xxx	Collection comments on 8/9/2016 indicate a bankruptcy was filed on xxx and discharged xxx. A comment on 5/24/2017 confirms the bankruptcy as a Chapter 7.	Previously	Loan Modification	Completed		Collection comments indicate a modification was completed prior to the comments available but did not give details or terms.	No	N/A	No	N/A	N/A
A comment on 9/28/2016 indicates a field inspection was performed but did not confirm occupancy status. The comment states the mailman verified the mortgagor lives in the property but this was not confirmed by the inspection. The last contact with the borrower or authorized third party was on 7/21/2017 when the third party requesting the mailing address for payments and inquired if the escrow account was in good standing. The servicer confirmed the escrow account was in good standing.  A borrower complaint was received on 10/4/2016 regarding deferred principal balance, escrow and the total amount due as stated in the Welcome Letter. The borrower also questioned why the taxes are not current. An extension letter was sent to the borrower on 11/17/2016 extending the final response timeline to 12/9/2016. A Qualified Written Request letter was sent to the borrower on 12/9/2016 stating the mistakes were made by the prior servicer and that payments were reversed and re-applied. The servicer also confirmed the property taxes were paid current.
																													7/1/2015	8/8/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: Collection comments on 8/9/2016 indicate a bankruptcy was filed on xxx and discharged xxx. A comment on 5/24/2017 confirms the bankruptcy as a Chapter 7.
• LOSS MITIGATION: Collection comments indicate a modification was completed prior to the comments available but did not give details or terms.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A comment on 9/28/2016 indicates a field inspection was performed but did not confirm occupancy status. The comment states the mailman verified the mortgagor lives in the property but this was not confirmed by the inspection. The last contact with the borrower or authorized third party was on 7/21/2017 when the third party requesting the mailing address for payments and inquired if the escrow account was in good standing. The servicer confirmed the escrow account was in good standing.  A borrower complaint was received on 10/4/2016 regarding deferred principal balance, escrow and the total amount due as stated in the Welcome Letter. The borrower also questioned why the taxes are not current. An extension letter was sent to the borrower on 11/17/2016 extending the final response timeline to 12/9/2016. A Qualified Written Request letter was sent to the borrower on 12/9/2016 stating the mistakes were made by the prior servicer and that payments were reversed and re-applied. The servicer also confirmed the property taxes were paid current.

715699C2-F90D-4F33-A7FB-42D18831CEE6	xxx		xxx	TX	1/18/2017	1/1/2017	Current	Current	Owner		Never	N/A	N/A	Never	N/A		N/A	Previously	Forbearance	Completed	xxx	The account was approved for a one month Fresh Start Forbearance on xxx with a deferred amount of $4,000.09; with the deferral amount due at loan maturity.	No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: The account was approved for a one month Fresh Start Forbearance on xxx with a deferred amount of $4,000.09; with the deferral amount due at loan maturity.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

7849627C-D6E1-4222-A6ED-09172FD10F2D	xxx		xxx	LA	12/12/2016	12/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Repayment Plan	Completed	xxx
The account was previously delinquent; the reason for default was cited as reduction of income. Per commentary dated 10/27/2016, the borrower entered into a three month repayment plan beginning 11/25/2016 and ending on 1/25/2017. The delinquent amount was paid on 10/31/2016 and the account was brought current. The repayment plan was cancelled on 11/30/2016.
																							No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: The account was previously delinquent; the reason for default was cited as reduction of income. Per commentary dated 10/27/2016, the borrower entered into a three month repayment plan beginning 11/25/2016 and ending on 1/25/2017. The delinquent amount was paid on 10/31/2016 and the account was brought current. The repayment plan was cancelled on 11/30/2016.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

7A06CAA1-751D-433E-B70A-083CC90F911C	xxx	xxx	xxx	WA	3/7/2017		Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	During the last communication with the borrower on 2/14/2017, the borrower had trouble setting up the ACH for payment. The servicer advised that at ticket would be submitted to fix the issue.	2/1/2016	11/6/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: During the last communication with the borrower on 2/14/2017, the borrower had trouble setting up the ACH for payment. The servicer advised that at ticket would be submitted to fix the issue.

7CA80F0E-44BA-4A5F-B4DB-E09B6F948A33	xxx	xxx	xxx	MD	3/7/2017		Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Denied
A servicing comment on 8/12/2016 indicated that the borrower is no longer eligible for HAMP Tier 2 as there is a previously defaulted HAMP Tier 2 Trial Modification associated with the account. There was no additional information regarding the prior trial loan modification.
																							No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: A servicing comment on 8/12/2016 indicated that the borrower is no longer eligible for HAMP Tier 2 as there is a previously defaulted HAMP Tier 2 Trial Modification associated with the account. There was no additional information regarding the prior trial loan modification.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

7F57A798-502E-415E-9639-39EDF129BD14	xxx		xxx	NY	12/19/2016	2/1/2017	Current	Current	Owner	3/8/2016	Previously	Close and Bill
The loan was referred to foreclosure prior to the beginning of the review period. As of xxx the attorney indicated that the Request for Judicial Intervention was sent for filing and at this time foreclosure process was awaiting the state required mediation in order to proceed. The foreclosure was contested per notes on xxx which reflect an Answer and Affirmative defenses were filed by the borrower. A mediation hearing was held on xxx at which time the borrower was given until xxx to submit a completed loss mitigation package. On xxx the foreclosure was placed on hold due to approval for a streamline modification and receipt of first trial payment. On xxx the servicer requested the attorney cancel the foreclosure due to loan modification and attorney confirmed the file was closed on xxx.
														Never	N/A		N/A	Previously	Loan Modification	Completed	xxx
A mediation hearing was held on xxx and the borrower was given until xxx to submit a completed loss mitigation package. Comments dated xxx indicate the attorney received the borrower’s financial information and additional documents were requested; however, on xxx comments reflect the documents were not received and file was reviewed for possible streamline modification. The loan was approved for the streamline modification trial plan on xxx. The six month trial plan was to begin xxx for monthly payments in the amount of $2,684.04. Per comments on xxx the trial plan was successfully completed.  The final mod docs were sent to the borrower on xxx and the signed docs were received by the servicer on xxx. The modification was completed on xxx with an effective date of xxx. The final modification was approved on xxx. The signed final modification documents were received from the borrower on xxx. The modification was completed on xxx with a new interest rate of 5.5%, new principal and interest amount of $2,265.09, principal reduction amount of $119,018.64 and new term of 480 months with a maturity date of xxx. The one year principal reduction adjustment was completed on xxx.
																							No	N/A	Yes	Loss Mitigation/Completed Modification
A modification was approved on xxx. The signed final modification documents were received from the borrower on xxx. The modification was completed on xxx with a new interest rate of 5.5%, new principal and interest amount of $2,265.09, principal reduction amount of $119,018.64 and new term of 480 months with a maturity date of xxx.

On 12/5/2016 skip tracing efforts were completed on the account which resulted in new information; no further details were cited. Per comment dated 12/14/2016 the hazard insurance coverage in the amount of $432,000 is insufficient. There is no further mention of the insurance or any updated policy information. A property inspection was completed on 3/8/2016 which reported the property is owner occupied.

• FORECLOSURE: The loan was referred to foreclosure prior to the beginning of the review period. As of xxx the attorney indicated that the Request for Judicial Intervention was sent for filing and at this time foreclosure process was awaiting the state required mediation in order to proceed. The foreclosure was contested per notes on xxx which reflect an Answer and Affirmative defenses were filed by the borrower. A mediation hearing was held on xxx at which time the borrower was given until xxx to submit a completed loss mitigation package. On xxx the foreclosure was placed on hold due to approval for a streamline modification and receipt of first trial payment. On xxx the servicer requested the attorney cancel the foreclosure due to loan modification and attorney confirmed the file was closed on xxx.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: A mediation hearing was held on xxx and the borrower was given until xxx to submit a completed loss mitigation package. Comments dated xxx indicate the attorney received the borrower’s financial information and additional documents were requested; however, on xxx comments reflect the documents were not received and file was reviewed for possible streamline modification. The loan was approved for the streamline modification trial plan on xxx. The six month trial plan was to begin xxx for monthly payments in the amount of $2,684.04. Per comments on xxx the trial plan was successfully completed.  The final mod docs were sent to the borrower on xxx and the signed docs were received by the servicer on xxx. The modification was completed on xxx with an effective date of xxx. The final modification was approved on xxx. The signed final modification documents were received from the borrower on xxx. The modification was completed on xxx with a new interest rate of 5.5%, new principal and interest amount of $2,265.09, principal reduction amount of $119,018.64 and new term of 480 months with a maturity date of xxx. The one year principal reduction adjustment was completed on xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: A modification was approved on xxx. The signed final modification documents were received from the borrower on xxx. The modification was completed on xxx with a new interest rate of 5.5%, new principal and interest amount of $2,265.09, principal reduction amount of $119,018.64 and new term of 480 months with a maturity date of xxx.
• ADDITIONAL INFORMATION: On 12/5/2016 skip tracing efforts were completed on the account which resulted in new information; no further details were cited. Per comment dated 12/14/2016 the hazard insurance coverage in the amount of $432,000 is insufficient. There is no further mention of the insurance or any updated policy information. A property inspection was completed on 3/8/2016 which reported the property is owner occupied.

81A4BA20-6894-4C1C-BEBC-91230F1C60E4	xxx		xxx	TX	4/29/2017	4/1/2017	Loss Mitigation	Illness	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Currently	Repayment Plan	In Process	xxx
Comments dated 7/19/2016 indicate the borrower agreed to a repayment plan instead of a modification due to medical expenses. A down payment in the amount of $1,600.00 was received on xxx and a 12 month repayment plan was approved by the investor on xxx. The signed agreement was received on xxx.
																							No	N/A	Yes	Borrower Dispute, Other
A comment dated 10/25/2016 indicates the borrower inquired about being charged late fees and having credit reported negatively while on a repayment plan.  As of 3/21/2017, the account was still being assessed late fees during the repayment plan and as of the end of the review period, there is no indication that the fees have been waived or that the credit report has been corrected. The loan is currently on a 12 month repayment plan.

Per a comment on 12/1/2016, the borrower indicated that the property was owner occupied; however, an inspection was not reported. The most recent conversation with the borrower was on 3/1/2017 at which time the borrower made the seventh payment on the repayment plan.
																													5/1/2016	7/13/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Comments dated 7/19/2016 indicate the borrower agreed to a repayment plan instead of a modification due to medical expenses. A down payment in the amount of $1,600.00 was received on xxx and a 12 month repayment plan was approved by the investor on xxx. The signed agreement was received on xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: A comment dated 10/25/2016 indicates the borrower inquired about being charged late fees and having credit reported negatively while on a repayment plan.  As of 3/21/2017, the account was still being assessed late fees during the repayment plan and as of the end of the review period, there is no indication that the fees have been waived or that the credit report has been corrected. The loan is currently on a 12 month repayment plan.
• ADDITIONAL INFORMATION: Per a comment on 12/1/2016, the borrower indicated that the property was owner occupied; however, an inspection was not reported. The most recent conversation with the borrower was on 3/1/2017 at which time the borrower made the seventh payment on the repayment plan.

8E6B668A-BDFC-4944-884B-5B465C6C414E	xxx	xxx	xxx	FL	3/7/2017		Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
The last conversation with the borrower was an outbound call made on 3/7/2017 regarding an interest rate increase to 4% beginning with the 5/1/2016 payment due to their arm loan adjusting. The borrower confirmed receipt of the Arm change notice mailed.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: The last conversation with the borrower was an outbound call made on 3/7/2017 regarding an interest rate increase to 4% beginning with the 5/1/2016 payment due to their arm loan adjusting. The borrower confirmed receipt of the Arm change notice mailed.

8F27FBEF-B5D3-4862-8C50-40C996C080CA	xxx		xxx	TX	1/3/2017	2/1/2017	Current	Current	Owner		Never	N/A	N/A	Never	N/A		N/A	Previously	Forbearance	Completed	xxx	The account was approved for a two month Fresh Start Forbearance on xxx with a deferred amount of $3,081.52; with the deferral amount due at loan maturity.	No	N/A	No	N/A	N/A	A property inspection completed on 5/20/2016, indicated the property was owner occupied.
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: The account was approved for a two month Fresh Start Forbearance on xxx with a deferred amount of $3,081.52; with the deferral amount due at loan maturity.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A property inspection completed on 5/20/2016, indicated the property was owner occupied.

9252611A-73D6-40EC-A3AC-49490365100B	xxx	xxx	xxx	GA	3/7/2017		Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
A HAMP solicitation letter was sent to the borrower on xxx. The servicer requested a demand letter be sent on xxx and it was mailed xxx with an expiration date of xxx. A Notice of Intent was mailed on xxxand another Notice of Intent was mailed on xxx. A Request for Mortgage assistance package was submitted for review on xxx. The borrower advised business was slow and would try to make a monthly payment at the end of the month. The borrower submitted a couple monthly payments in April and May of 2016. The loan was scheduled to be servicer transferred on xxx. On 7/30/2016, the borrower brought the loan current with a check in the amount of $3,670.14. The account was $3,741.12 past due on 12/3/2016 and the borrower set up three payments to bring the file current. As of 2/27/2017, the borrower is current.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL  INFORMATION: A HAMP solicitation letter was sent to the borrower on xxx. The servicer requested a demand letter be sent on xxx and it was mailed xxx with an expiration date of xxx. A Notice of Intent was mailed on xxxand another Notice of Intent was mailed on xxx. A Request for Mortgage assistance package was submitted for review on xxx. The borrower advised business was slow and would try to make a monthly payment at the end of the month. The borrower submitted a couple monthly payments in April and May of 2016. The loan was scheduled to be servicer transferred on xxx. On 7/30/2016, the borrower brought the loan current with a check in the amount of $3,670.14. The account was $3,741.12 past due on 12/3/2016 and the borrower set up three payments to bring the file current. As of 2/27/2017, the borrower is current.

927CCA1E-F5A0-4A26-86D1-B141A2D649FB	xxx		xxx	MN	3/29/2017	4/1/2017	Current	Current	Owner		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed	xxx
The borrower advised the servicer of their interest in a modification on 7/13/2016. The borrower was set up on a repayment plan and made the first payment on 8/15/2016; however, the payment was returned on 8/17/2016 due to non-sufficient funds. The borrower subsequently submitted documents for a loan modification review on 8/29/2016 and the servicer confirmed receipt of a complete package on 9/12/2016. The loan was approved for a modification with the first payment due on xxx. The interest rate was indicated to be 4.850%, P&I payment of $607.88, escrow payment of $321.92, and a term of 358 months. The final modification documents were sent to the borrower on xxx and the servicer received the signed modification documents from the borrower on xxx.
																							No	N/A	Yes	Loss Mitigation/Completed Modification
The borrower submitted documents for a loan modification review on 8/29/2016 and the servicer confirmed receipt of a complete package on 9/12/2016. The loan was approved for a modification with the first payment due on xxx. The interest rate was indicated to be 4.850%, P&I payment of $607.88, escrow payment of $321.92, and a term of 358 months. The final modification documents were sent to the borrower on xxx and the servicer received the signed modification documents from the borrower on xxx.
A property inspection completed on 2/28/2017 indicates the property was found to be in original owner condition.
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: The borrower advised the servicer of their interest in a modification on 7/13/2016. The borrower was set up on a repayment plan and made the first payment on 8/15/2016; however, the payment was returned on 8/17/2016 due to non-sufficient funds. The borrower subsequently submitted documents for a loan modification review on 8/29/2016 and the servicer confirmed receipt of a complete package on 9/12/2016. The loan was approved for a modification with the first payment due on xxx. The interest rate was indicated to be 4.850%, P&I payment of $607.88, escrow payment of $321.92, and a term of 358 months. The final modification documents were sent to the borrower on xxx and the servicer received the signed modification documents from the borrower on xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: The borrower submitted documents for a loan modification review on 8/29/2016 and the servicer confirmed receipt of a complete package on 9/12/2016. The loan was approved for a modification with the first payment due on xxx. The interest rate was indicated to be 4.850%, P&I payment of $607.88, escrow payment of $321.92, and a term of 358 months. The final modification documents were sent to the borrower on xxx and the servicer received the signed modification documents from the borrower on xxx.
• ADDITIONAL INFORMATION: A property inspection completed on 2/28/2017 indicates the property was found to be in original owner condition.

9AFAFD50-7AFF-4DD3-8EAC-FD20B180286B	xxx	xxx	xxx	CA	7/18/2017	8/1/2017	Current	Current	Occupied by Unknown		Never	N/A	N/A	Previously	N/A		Comments dated xxx indicate that the borrower filed for bankruptcy; however, the chapter number, case number, filing date or disposition was not disclosed during the servicing review period.	Previously	Forbearance	Completed	xxx
Comments dated 9/4/2015 refer to a step rate modification which began in xxx; however, the terms were not disclosed during the servicing review period. A HAMP rate adjustment letter was sent to the borrower on xxx. A request was sent to the investor for a three-month extension approval on xxx and the investor approval was received on xxx. The extension was activated on xxx with a next due date of xxx and a new maturity date of xxx. The documents were sent to the borrower on xxx and the deferment was completed on xxx.
																							No	N/A	Yes	Loss Mitigation/Completed Modification
Comments dated 9/4/2015 refer to a step rate modification which began in xxx; however, the terms were not disclosed during the servicing review period. A HAMP rate adjustment letter was sent to the borrower on xxx. A request was sent to the investor for a three-month extension approval on xxx and the investor approval was received on xxx. The extension was activated on xxx with a next due date of xxx and a new maturity date of xxx. The documents were sent to the borrower on xxx and the deferment was completed on xxx.

A property inspection dated 12/26/2016 states there are no visible damages, car(s) in the driveway, the utilities are on and there is personal property present; however, it was not determined if the property is owner-occupied. The most recent borrower contact was via email on 7/6/2017 at which time the borrower inquired about making payments through the website.
																													1/26/2016	9/5/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: Comments dated xxx indicate that the borrower filed for bankruptcy; however, the chapter number, case number, filing date or disposition was not disclosed during the servicing review period.
• LOSS MITIGATION: Comments dated 9/4/2015 refer to a step rate modification which began in xxx; however, the terms were not disclosed during the servicing review period. A HAMP rate adjustment letter was sent to the borrower on xxx. A request was sent to the investor for a three-month extension approval on xxx and the investor approval was received on xxx. The extension was activated on xxx with a next due date of xxx and a new maturity date of xxx. The documents were sent to the borrower on xxx and the deferment was completed on xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: Comments dated 9/4/2015 refer to a step rate modification which began in xxx; however, the terms were not disclosed during the servicing review period. A HAMP rate adjustment letter was sent to the borrower on xxx. A request was sent to the investor for a three-month extension approval on xxx and the investor approval was received on xxx. The extension was activated on xxx with a next due date of xxx and a new maturity date of xxx. The documents were sent to the borrower on xxx and the deferment was completed on xxx.
• ADDITIONAL INFORMATION: A property inspection dated 12/26/2016 states there are no visible damages, car(s) in the driveway, the utilities are on and there is personal property present; however, it was not determined if the property is owner-occupied. The most recent borrower contact was via email on 7/6/2017 at which time the borrower inquired about making payments through the website.

9B256BDE-682E-486B-B1F0-14B8D8392A89	xxx		xxx	IL	12/12/2016	12/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed
A copy of an executed modification agreement was sent to the borrower on xxx indicating that a modification was completed on the loan prior to the review period.  No further details regarding the modification were provided.
																							No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: A copy of an executed modification agreement was sent to the borrower  onxxx indicating that a modification was completed on the loan prior to the review period.  No further details regarding the modification were provided.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

9BEEA8F1-9BB5-438C-A7AD-DA52EF22E1B4	xxx		xxx	TX	1/18/2017	2/1/2017	Current	Current	Owner		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
The borrower advised on 7/10/2015 that had filed an insurance claim for flood/roof damages sustained to the subject property.  An inspection dated 6/6/2016 reported the repairs as 95% complete; pending the paint and texture inspection.  The final loss draft check was received on 8/9/2016 in the amount of $2,155.57 to endorse and release to borrower; claim date of loss xxx, check number xxx, claim number xxx, policy number xxx.  The final 100% inspection was not disclosed during review; however, the final draw funds were released to borrower, via Fed Ex, on 8/15/2016.  A property inspection completed 2/19/2016 reported the subject as owner occupied.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: The borrower advised on 7/10/2015 that had filed an insurance claim for flood/roof damages sustained to the subject property.  An inspection dated 6/6/2016 reported the repairs as 95% complete; pending the paint and texture inspection.  The final loss draft check was received on 8/9/2016 in the amount of $2,155.57 to endorse and release to borrower; claim date of loss xxx, check number xxx, claim number xxx, policy number xxx.  The final 100% inspection was not disclosed during review; however, the final draw funds were released to borrower, via Fed Ex, on 8/15/2016.  A property inspection completed 2/19/2016 reported the subject as owner occupied.

9C0F7F12-83C2-4A49-8FB9-439ABFD0AC9D	xxx		xxx	Missing	4/29/2017	4/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
Contact with the borrower last occurred on 3/6/2017, during which time the borrower made a phone payment and indicated that the reason for default was due to the spouse not providing funds to make the payment.

• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Contact with the borrower last occurred on 3/6/2017, during which time the borrower made a phone payment and indicated that the reason for default was due to the spouse not providing funds to make the payment.

9D04892E-CC6C-4D64-BCE8-2A82F11CD6FD	xxx	xxx	xxx	TX	6/6/2017	6/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A	7/1/2015	8/15/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

A4CF3BD8-4A5F-4FC4-B71C-0509A7D72735	xxx	xxx	xxx	IL	3/7/2017		Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed		A comment dated 9/7/2016 indicates a HAMP modification was completed in xxx. There are no additional details about the modification in the review period.	No	N/A	No	N/A	N/A
A comment dated 6/30/2016 confirms that a HAMP recast option letter was sent to the borrower. The servicer also sent a demand letter to the borrower on xxx. Additionally, the last borrower contact occurred on 2/14/2017 in which the borrower called to confirm automatic payment set-up.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: A comment dated 9/7/2016 indicates a HAMP modification was completed in xxx.  There are no additional details about the modification in the review period.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A comment dated 6/30/2016 confirms that a HAMP recast option letter was sent to the borrower. The servicer also sent a demand letter to the borrower on xxx. Additionally, the last borrower contact occurred on 2/14/2017 in which the borrower called to confirm automatic payment set-up.

A5E01948-0F96-4BFD-9A7C-B020A43B669E	xxx	xxx	xxx	PA	8/2/2017	8/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Repayment Plan	Completed	xxx
The loan was approved for a repayment plan with a completion date of xxx. There were no other details of the plan available in the collection comments. Additionally, a non-government modification was completed prior to the review period but no details of the effective date or terms were provided.
																							No	N/A	No	N/A	N/A
A field inspection was conducted on 11/21/2016 but it did not confirm occupancy. The most recent contact with the borrower was on 3/1/2017 with the borrower inquiring if the real estate taxes had been paid. The servicer confirmed the taxes as current.
																													7/1/2015	8/8/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: The loan was approved for a repayment plan with a completion date of xxx. There were no other details of the plan available in the collection comments. Additionally, a non-government modification was completed prior to the review period but no details of the effective date or terms were provided.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A field inspection was conducted on 11/21/2016 but it did not confirm occupancy. The most recent contact with the borrower was on 3/1/2017 with the borrower inquiring if the real estate taxes had been paid. The servicer confirmed the taxes as current.

AD4B7271-A73B-456D-A29E-6215714B9B2C	xxx		xxx	Missing	4/18/2017	5/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Repayment Plan	Completed	xxx
Comments on 9/21/2016 indicate that a repayment plan (RPP) was being set up from xxx to xxx.  On xxx, a down payment of $750.99 was paid by the borrower.  Comments on 10/16/2016 indicate that the first payment was received on xxx in the amount of $950.00 and a second payment was received on xxx in the amount of $1020.67. On xxx, the RPP was approved and the agreement was sent to the borrower for execution.  The final payment of the RPP was posted on  xxx in the amount of $1020.66 and the RPP was completed.
																							No	N/A	No	N/A	N/A
The last contact with the borrower was made on 3/16/2017 when the borrower advised that they were not able to make the final payment of repayment plan on 3/15/2017 but that they could make the payment on 3/24/2017 and a post dated check was taken for 3/24/2017 in the amount of $1020.67.
																													5/1/2016	8/21/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Comments on 9/21/2016 indicate that a repayment plan (RPP) was being set up from xxx to xxx.  On xxx, a down payment of $750.99 was paid by the borrower.  Comments on 10/16/2016 indicate that the first payment was received on xxx in the amount of $950.00 and a second payment was received on xxx in the amount of $1020.67. On xxx, the RPP was approved and the agreement was sent to the borrower for execution.  The final payment of the RPP was posted on  xxx in the amount of $1020.66 and the RPP was completed.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: The last contact with the borrower was made on 3/16/2017 when the borrower advised that they were not able to make the final payment of repayment plan on 3/15/2017 but that they could make the payment on 3/24/2017 and a post dated check was taken for 3/24/2017 in the amount of $1020.67.

AF7C6108-8CFD-4FC9-AE47-903AA548C557	xxx		xxx	IL	6/20/2016		Current	Current	Not Determined		Never	N/A	N/A	Previously	7	xxx	Comments on xxx to refer to a prior chapter 7 bankruptcy case#xxx. The bankruptcy was filed on xxx. The meeting of creditors was held on xxx and the bankruptcy was discharged on xxx.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: Comments on xxx to refer to a prior chapter 7 bankruptcy case#xxx.  The bankruptcy was filed on xxx.  The meeting of creditors was held on xxx and the bankruptcy was discharged on xxx.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.

AFCF1505-E7D7-414F-8AC6-9CE6051D4D56	xxx		xxx	Missing	1/25/2017	2/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
A servicing comment on 9/20/2016 indicated a payment in the amount of $1,442.38 was reversed due to non-sufficient funds. On 9/28/2016, the borrower called in to make a payment in the amount of $1,511.49 including fees. There was no evidence a property inspection was completed during the review period to verify the occupancy.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A servicing comment on 9/20/2016 indicated a payment in the amount of $1,442.38 was reversed due to non-sufficient funds. On 9/28/2016, the borrower called in to make a payment in the amount of $1,511.49 including fees. There was no evidence a property inspection was completed during the review period to verify the occupancy.

B03642ED-69C0-4AD9-9656-CADA5EFD4FE7	xxx		xxx	FL	4/18/2017	5/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Repayment Plan	Completed		Servicing comments dated 12/7/2016 indicate a repayment plan was approved and mailed to the borrower. The signed plan was received by the servicer on xxx. The repayment plan was completed on xxx.	No	N/A	No	N/A	N/A
Servicing comments dated 3/15/2017 indicate the borrower intends to retain the property and that the property is owner occupied however, a property inspection was not completed throughout the review period to verify the occupancy status.  Last contact with the borrower was made on 4/17/2017 in which the borrower made a payment.

• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Servicing comments dated 12/7/2016 indicate a repayment plan was approved and mailed to the borrower.  The signed plan was received by the servicer on xxx.  The repayment plan was completed on xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Servicing comments dated 3/15/2017 indicate the borrower intends to retain the property and that the property is owner occupied however, a property inspection was not completed throughout the review period to verify the occupancy status.  Last contact with the borrower was made on 4/17/2017 in which the borrower made a payment.

B06D6F23-1525-42A4-A3A8-CBB46F76DF1F	xxx	xxx	xxx	CO	7/18/2017	8/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Previously	13		Collection comments on 8/9/2016 indicate a prior bankruptcy was completed on xxx. Comments on 12/10/2016 confirm the bankruptcy as a Chapter 13 with a discharged date of xxx.	Previously	Loan Modification	Completed	Unavailable	There are numerous one line entries referencing a prior modification with the most recent on 7/1/2017. There is no mention of effective date or terms of the prior modification.	No	N/A	No	N/A	N/A
A collection comment on 11/30/2016 indicates a field inspection was performed but does not give the results of the inspection. There were no additional inspections performed and no indication of the occupancy status.
																													7/1/2015	8/11/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: Collection comments on 8/9/2016 indicate a prior bankruptcy was completed on xxx. Comments on 12/10/2016 confirm the bankruptcy as a Chapter 13 with a discharged date of xxx.
• LOSS MITIGATION: There are numerous one line entries referencing a prior modification with the most recent on 7/1/2017. There is no mention of effective date or terms of the prior modification.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A collection comment on 11/30/2016 indicates a field inspection was performed but does not give the results of the inspection. There were no additional inspections performed and no indication of the occupancy status.

B41497A6-27C5-45CC-8CB4-BBF97FA9C4A1	xxx		xxx	Missing	5/1/2017	5/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
There is no evidence an inspection was completed; however on 2/28/2017, the borrower indicated that the property is owner occupied. The last contact with the borrower was on 5/1/2017 when a payment was made in the amount of $3369.51.

• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: There is no evidence an inspection was completed; however on 2/28/2017, the borrower indicated that the property is owner occupied. The last contact with the borrower was on 5/1/2017 when a payment was made in the amount of $3369.51.

B8C8D9E1-9CF3-4400-A961-8E7812B5B4B3	xxx		xxx	Missing	5/10/2017	4/1/2017	Collections	Excessive Obligations	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	There was no evidence an inspection was completed ; however on 10/31/2016, the borrower indicated the property was owner occupied.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: There was no evidence an inspection was completed ; however on 10/31/2016, the borrower indicated the property was owner occupied.

BDCB0029-9552-41AB-8022-D0E1518D47C1	xxx		xxx	MA	3/28/2017	4/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed	xxx	According to a comment on 1/5/2017, the loan was previously modified with an effective date of xxx.	No	N/A	No	N/A	N/A	The last contact with the borrower was on 3/1/2017 with the borrower setting up payment arrangements.
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: According to a comment on 1/5/2017, the loan was previously modified with an effective date of xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: The last contact with the borrower was on 3/1/2017 with the borrower setting up payment arrangements.

C00E8B16-6900-4AC2-A262-895EEA111154	xxx		xxx	NY	1/7/2017	2/1/2017	Current	Current	Owner		Previously	Close and Bill
The account was referred to foreclosure prior to the review period; Service was completed on xxx. The borrower’s counsel filed an Answer with Affirmative Defenses on xxx to contest the foreclosure proceedings; foreclosure proceedings were placed on hold on xxx for loss mitigation efforts. A Mediation Hearing occurred on xxx and the account was approved for modification with a trial payment plan on xxx.  Foreclosure proceedings were closed and billed on xxx.
														Never	N/A		N/A	Previously	Loan Modification	Completed	xxx
The account was approved for modification with a six month trial payment plan on xxx; all trial payments were received. The account was modified on xxx effective xxx, interest rate of 3%, principal and interest payment of $3,063.09 with a maturity date of xxx.
																							No	N/A	Yes	Loss Mitigation/Completed Modification
The account was approved for modification with a six month trial payment plan on xxx; all trial payments were received. The account was modified on xxx effective xxx, interest rate of 3%, principal and interest payment of $3,063.09 with a maturity date of xxx.
A property inspection completed on 3/30/2016 indicated the property was owner occupied.
• FORECLOSURE: A modification was approved on xxx. The signed final modification documents were received from the borrower on xxx. The modification was completed on xxx with a new interest rate of 5.5%, new principal and interest amount of $2,265.09, principal reduction amount of $119,018.64 and new term of 480 months with a maturity date of xxx.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: The account was approved for modification with a six month trial payment plan on xxx; all trial payments were received. The account was modified on xxx effective xxx, interest rate of 3%, principal and interest payment of $3,063.09 with a maturity date of xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: The account was approved for modification with a six month trial payment plan on xxx; all trial payments were received. The account was modified on xxx effective xxx, interest rate of 3%, principal and interest payment of $3,063.09 with a maturity date of xxx.
• ADDITIONAL INFORMATION: A property inspection completed on 3/30/2016 indicated the property was owner occupied.

C513A03D-6B71-4011-B5FB-15E43A720E12	xxx		xxx	Missing	2/10/2017	1/1/2017	Collections	Excessive Obligations	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Currently	Repayment Plan	In Process	xxx
On xxx, a two month repayment plan was approved totaling $4,327.35 and ending on xxx.  On xxx, the borrower made the first payment in the amount of $2,151.81. The repayment plan remains active at the end of the review.
																							No	N/A	No	N/A	N/A
A servicing comment on 7/5/2016 indicated that three payments were returned due to non-sufficient funds from May to June. On 7/7/2016 and 10/7/2016, a demand letter was sent to the borrower. Contact was made with the borrower on 10/14/2016 stating the reason for default was due to the borrower’s child being disabled and requiring therapy. There was no evidence a property inspection was completed during the review period to verify the occupancy.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: On xxx, a two month repayment plan was approved totaling $4,327.35 and ending on xxx.  On xxx, the borrower made the first payment in the amount of $2,151.81. The repayment plan remains active at the end of the review.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A servicing comment on 7/5/2016 indicated that three payments were returned due to non-sufficient funds from May to June. On 7/7/2016 and 10/7/2016, a demand letter was sent to the borrower. Contact was made with the borrower on 10/14/2016 stating the reason for default was due to the borrower’s child being disabled and requiring therapy. There was no evidence a property inspection was completed during the review period to verify the occupancy.

C58115F6-50E8-4B7C-8FB9-F1F8CEA83D74	xxx		xxx	CA	1/13/2017	3/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Previously	7		A comment on 3/11/2016 indicated the borrower had filed Chapter 7 bankruptcy previously.	Previously	Loan Modification	Completed	xxx
Comments on xxx indicated the borrower was making the xxx trial modification payments on the 15th day of each month and the funds were being placed into the suspense account. The borrower was also advised that the servicer needed the dissolution of the Trust to proceed. The borrower told the servicer there is no Trust and they have the deed. Onxxx, the final modification was received and was sent to the cashier for posting. Further, the comments indicate the modification start date of xxx, the new UPB of $483,343.33, the new monthly PI payment of $1,836.37, and the monthly PITI payment of $2,334.80. The interest rate is reduced to 3.375% and fixed for the remainder of the term. On xxx, the modification was completed and the executed modification was sent to the borrower on xxx.
																							No	N/A	Yes	Loss Mitigation/Completed Modification, Litigation (other than contested foreclosure)
Comments on xxx indicated the borrower was making the xxx trial modification payments on the 15th day of each month and the funds were being placed into the suspense account. The borrower was also advised that the servicer needed the dissolution of the Trust to proceed. The borrower told the servicer there is no Trust and they have the deed. Onxxx, the final modification was received and was sent to the cashier for posting. Further, the comments indicate the modification start date of xxx, the new UPB of $483,343.33, the new monthly PI payment of $1,836.37, and the monthly PITI payment of $2,334.80. The interest rate is reduced to 3.375% and fixed for the remainder of the term. On xxx, the modification was completed and the executed modification was sent to the borrower on xxx. A comment on 6/27/2016 indicates the loan is currently in litigation and the litigation flag is up. The borrower called on 11/30/2016 to get confirmation about making a payment. The borrower was advised that they were represented by an attorney so no information could be given out. No further details regarding litigation were available during the review period.

On 2/15/2016, comments indicate the borrower holds the deed and there is no Trust to dissolve and requested the Trust name be removed from the account. Comments on 2/17/2016 indicate the Trust name was removed from the account. Last borrower contact was made on 11/30/2016 and the borrower called to get information on making a payment.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: A comment on 3/11/2016 indicated the borrower had filed Chapter 7 bankruptcy previously.
• LOSS MITIGATION: Comments on xxx indicated the borrower was making the xxx trial modification payments on the 15th day of each month and the funds were being placed into the suspense account. The borrower was also advised that the servicer needed the dissolution of the Trust to proceed. The borrower told the servicer there is no Trust and they have the deed. Onxxx, the final modification was received and was sent to the cashier for posting. Further, the comments indicate the modification start date of xxx, the new UPB of $483,343.33, the new monthly PI payment of $1,836.37, and the monthly PITI payment of $2,334.80. The interest rate is reduced to 3.375% and fixed for the remainder of the term. On xxx, the modification was completed and the executed modification was sent to the borrower on xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: Comments on xxx indicated the borrower was making the xxx trial modification payments on the 15th day of each month and the funds were being placed into the suspense account. The borrower was also advised that the servicer needed the dissolution of the Trust to proceed. The borrower told the servicer there is no Trust and they have the deed. Onxxx, the final modification was received and was sent to the cashier for posting. Further, the comments indicate the modification start date of xxx, the new UPB of $483,343.33, the new monthly PI payment of $1,836.37, and the monthly PITI payment of $2,334.80. The interest rate is reduced to 3.375% and fixed for the remainder of the term. On xxx, the modification was completed and the executed modification was sent to the borrower on xxx. A comment on 6/27/2016 indicates the loan is currently in litigation and the litigation flag is up. The borrower called on 11/30/2016 to get confirmation about making a payment. The borrower was advised that they were represented by an attorney so no information could be given out. No further details regarding litigation were available during the review period.
• ADDITIONAL INFORMATION: On 2/15/2016, comments indicate the borrower holds the deed and there is no Trust to dissolve and requested the Trust name be removed from the account. Comments on 2/17/2016 indicate the Trust name was removed from the account. Last borrower contact was made on 11/30/2016 and the borrower called to get information on making a payment.

C7155814-C77A-4255-8D2D-7A61F60895A5	xxx		xxx	Missing	4/28/2017	5/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
No property inspection results were available to determine occupancy but per conversations with the borrower the property is owner occupied. Per conversations with the borrower they are attempting to refinance the loan and will roll previously accrued late charges into the refinancing. Per comment dated 5/3/2016 the borrower called in regarding payment that was made 4/30/2016 but was not posted until 5/2/2016 and borrower was advised to dispute the late payment if it appeared on their credit report. Last borrower contact took place 4/28/2017 when the borrower called in to make a payment.
																													9/8/2016	12/11/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: No property inspection results were available to determine occupancy but per conversations with the borrower the property is owner occupied. Per conversations with the borrower they are attempting to refinance the loan and will roll previously accrued late charges into the refinancing. Per comment dated 5/3/2016 the borrower called in regarding payment that was made 4/30/2016 but was not posted until 5/2/2016 and borrower was advised to dispute the late payment if it appeared on their credit report. Last borrower contact took place 4/28/2017 when the borrower called in to make a payment.

C939AC16-E957-40C2-AE13-D1AD30C69F26	xxx		xxx	Missing	5/11/2017	4/1/2017	Collections	Curtailment of Income	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	Yes	Ongoing Default Probable	Payments are currently past due and there is no evidence of any kind of plan to reinstate.
Comments on 6/28/2016 indicate that the property is owner occupied; however, there is no evidence that a property inspection was completed to determine the occupancy of the property. Comments indicate that there is a second lien on the property from xxx in the original amount of xxx for home improvements with a current balance of $20,932.00 and a Subordination Agreement for the second lien holder. Comments also indicate that there are two judgments and a child support lien.  The last contact with the borrower was on 2/21/2017 when the borrower called trying to pay taxes and was advised that nothing was paid towards taxes and to send in the tax bill.
																													5/1/2016	6/22/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: Payments are currently past due and there is no evidence of any kind of plan to reinstate.
• ADDITIONAL INFORMATION: Comments on 6/28/2016 indicate that the property is owner occupied; however, there is no evidence that a property inspection was completed to determine the occupancy of the property. Comments indicate that there is a second lien on the property from xxx in the original amount of xxx for home improvements with a current balance of $20,932.00 and a Subordination Agreement for the second lien holder. Comments also indicate that there are two judgments and a child support lien.  The last contact with the borrower was on 2/21/2017 when the borrower called trying to pay taxes and was advised that nothing was paid towards taxes and to send in the tax bill.

CD507116-ED5D-4F94-BB99-531477A7B7EF	xxx		xxx	IL	1/16/2017	2/1/2017	Current	Current	Owner		Previously	Close and Bill
The loan was referred for foreclosure prior to the review period. On xxx, the foreclosure was placed on hold for loss mitigation review; however on xxx, the loan was denied loan modification and the loss mitigation hold was removed on xxx.  Additionally on xxx, a completed initial welcome package was received and the foreclosure process was placed on hold for loan modification review.  During the loss mitigation hold, case management hearings were held as required by the court for file status updates. Comments on xxx indicate that the executed modification documents were received and the foreclosure process was closed on xxx.
														Never	N/A		N/A	Previously	Loan Modification	Completed	xxx
On xxx, a loss mitigation package was received from the borrower; however, the modification was denied on xxx because of excessive forbearance. On xxx, a completed initial welcome package was received and the file was sent to underwriting for review. The borrower did not qualify for HAMP due to excessive forbearance; however, the borrower was approved for a six month streamline trial modification on xxx with the first trial payment due on xxx. Comments on xxx indicate that the borrower successfully completed the trial modification. On xxx, the signed modification documents were received from the borrower and the streamline modification was completed on xxx with an effective date of xxx, an interest rate of 6.7%, a principal and interest payment of $894.95, a principal reduction of $49,419.45, a loan term of 360 months and a maturity date of xxx. Additionally, the modification principal reduction adjustment for year one was completed on xxx.
																							No	N/A	Yes	Loss Mitigation/Completed Modification
On xxx, a loss mitigation package was received from the borrower; however, the modification was denied on xxx because of excessive forbearance. On xxx, a completed initial welcome package was received and the file was sent to underwriting for review. The borrower did not qualify for HAMP due to excessive forbearance; however, the borrower was approved for a six month streamline trial modification on xxx with the first trial payment due on xxx. Comments on xxx indicate that the borrower successfully completed the trial modification. On xxx, the signed modification documents were received from the borrower and the streamline modification was completed on xxx with an effective date of xxx, an interest rate of 6.7%, a principal and interest payment of $894.95, a principal reduction of $49,419.45, a loan term of 360 months and a maturity date of xxx. Additionally, the modification principal reduction adjustment for year one was completed on xxx.
A property inspection was completed on 2/5/2016 and the property was reported as owner occupied.
• FORECLOSURE: The loan was referred for foreclosure prior to the review period. On xxx, the foreclosure was placed on hold for loss mitigation review; however on xxx, the loan was denied loan modification and the loss mitigation hold was removed on xxx.  Additionally on xxx, a completed initial welcome package was received and the foreclosure process was placed on hold for loan modification review.  During the loss mitigation hold, case management hearings were held as required by the court for file status updates. Comments on xxx indicate that the executed modification documents were received and the foreclosure process was closed on xxx.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: On xxx, a loss mitigation package was received from the borrower; however, the modification was denied on xxx because of excessive forbearance. On xxx, a completed initial welcome package was received and the file was sent to underwriting for review. The borrower did not qualify for HAMP due to excessive forbearance; however, the borrower was approved for a six month streamline trial modification on xxx with the first trial payment due on xxx. Comments on xxx indicate that the borrower successfully completed the trial modification. On xxx, the signed modification documents were received from the borrower and the streamline modification was completed on xxx with an effective date of xxx, an interest rate of 6.7%, a principal and interest payment of $894.95, a principal reduction of $49,419.45, a loan term of 360 months and a maturity date of xxx. Additionally, the modification principal reduction adjustment for year one was completed on xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: On xxx, a loss mitigation package was received from the borrower; however, the modification was denied on xxx because of excessive forbearance. On xxx, a completed initial welcome package was received and the file was sent to underwriting for review. The borrower did not qualify for HAMP due to excessive forbearance; however, the borrower was approved for a six month streamline trial modification on xxx with the first trial payment due on xxx. Comments on xxx indicate that the borrower successfully completed the trial modification. On xxx, the signed modification documents were received from the borrower and the streamline modification was completed on xxx with an effective date of xxx, an interest rate of 6.7%, a principal and interest payment of $894.95, a principal reduction of $49,419.45, a loan term of 360 months and a maturity date of xxx. Additionally, the modification principal reduction adjustment for year one was completed on xxx.
• ADDITIONAL INFORMATION: A property inspection was completed on 2/5/2016 and the property was reported as owner occupied.

D51C8504-C512-4D9B-A68D-E55706B25B73	xxx		xxx	FL	4/21/2017	5/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
Throughout the review period, there was evidence that the borrower had been delinquent due to excessive obligations; however, the notes confirm that the loan has been brought current. Comments on 6/21/2016 and 1/10/2017 indicate that loss mitigation options were discussed; however, a completed package was not received within the review period. A comment on 9/7/2016 confirmed there is mortgage insurance on the loan as well a second lien in the amount of xxx. A comment on 11/16/2016 indicated that the borrower confirmed that they lived in the property; however, there is no indication of an inspection.  A comment on 11/18/2016 indicated an escrow shortage was discussed with the borrower and on 2/24/2017, the borrower requested to pay taxes and insurance on their own. The last borrower contact was on 3/4/2017 in which a payment was made by the borrower.

• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Throughout the review period, there was evidence that the borrower had been delinquent due to excessive obligations; however, the notes confirm that the loan has been brought current. Comments on 6/21/2016 and 1/10/2017 indicate that loss mitigation options were discussed; however, a completed package was not received within the review period. A comment on 9/7/2016 confirmed there is mortgage insurance on the loan as well a second lien in the amount of xxx. A comment on 11/16/2016 indicated that the borrower confirmed that they lived in the property; however, there is no indication of an inspection.  A comment on 11/18/2016 indicated an escrow shortage was discussed with the borrower and on 2/24/2017, the borrower requested to pay taxes and insurance on their own. The last borrower contact was on 3/4/2017 in which a payment was made by the borrower.

D623B7E5-C917-4D92-8595-C2E630EC050C	xxx		xxx	Missing	5/2/2017	6/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
Comments on xxx indicate that a Notice of Intent was mailed to the borrower with an expiration date of xxx. On 9/30/2016, the loan was reinstated and brought current. The last contact with the borrower was on 2/7/2017 when the borrower called to inquire about the online account.  The lock was taken off and borrower was able to make a payment.

• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Comments on xxx indicate that a Notice of Intent was mailed to the borrower with an expiration date of xxx. On 9/30/2016, the loan was reinstated and brought current. The last contact with the borrower was on 2/7/2017 when the borrower called to inquire about the online account.  The lock was taken off and borrower was able to make a payment.

D83C36DD-3896-4323-A8B7-F85245474BA0	xxx	xxx	xxx	FL	3/7/2017		Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed		A comment on 6/8/2016 states this loan previously had a HAMP modification completed with a prior servicer. No additional information regarding this prior modification is provided.	No	N/A	No	N/A	N/A
On 9/29/2016 the collateral property was identified in a FEMA disaster area following hurricane xxx which was declared on xxx. The last reported borrower contact was on 12/7/2016 wherein the borrower advised they will bring the account current in the month of December 2016.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: A comment on 6/8/2016 states this loan previously had a HAMP modification completed with a prior servicer. No additional information regarding this prior modification is provided.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: On 9/29/2016 the collateral property was identified in a FEMA disaster area following hurricane xxx which was declared on xxx. The last reported borrower contact was on 12/7/2016 wherein the borrower advised they will bring the account current in the month of December 2016.

DE7F4395-8380-4ABB-B7E7-5F3489D6E542	xxx		xxx	GA	1/19/2017	3/1/2017	Current	Current	Not Determined		Previously	Close and Bill	A comment on 5/18/2016 stated that the servicer has closed foreclosure on the loan. There was no additional foreclosure information disclosed.	Never	N/A		N/A	Previously	Loan Modification	Completed	xxx
A comment on 2/23/2016 stated the borrower was approved for loan modification with first trial payment due xxx.   Upon completion of three trial payments, the first modified payment would begin xxx.  The modified interest rate would be 8.664% for 3 years and incremented by 1% until 10% is reached and then fixed thereafter.  The modified term would be 480 months with a principal and interest payment of $591.83.  The borrower successfully completed the trial plan and the modification was complete on xxx.   The executed modification was sent to the borrower xxx.
																							No	N/A	Yes	Loss Mitigation/Completed Modification
A comment on 2/23/2016 stated the borrower was approved for loan modification with first trial payment due xxx.   Upon completion of three trial payments, the first modified payment would begin xxx.  The modified interest rate would be 8.664% for 3 years and incremented by 1% until 10% is reached and then fixed thereafter.  The modified term would be 480 months with a principal and interest payment of $591.83.  The borrower successfully completed the trial plan and the modification was complete on xxx.   The executed modification was sent to the borrower xxx.

The latest inspection was completed on 5/3/2016 and the servicer was unable to determine the occupancy. The last contact with the borrower was notated on 12/13/2016 and the borrower called to be informed about the principal balance.

• FORECLOSURE: A comment on 5/18/2016 stated that the servicer has closed foreclosure on the loan. There was no additional foreclosure information disclosed.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION:A comment on 2/23/2016 stated the borrower was approved for loan modification with first trial payment due xxx.   Upon completion of three trial payments, the first modified payment would begin xxx.  The modified interest rate would be 8.664% for 3 years and incremented by 1% until 10% is reached and then fixed thereafter.  The modified term would be 480 months with a principal and interest payment of $591.83.  The borrower successfully completed the trial plan and the modification was complete on xxx.   The executed modification was sent to the borrower xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: A comment on 2/23/2016 stated the borrower was approved for loan modification with first trial payment due xxx.   Upon completion of three trial payments, the first modified payment would begin xxx.   The modified interest rate would be 8.664% for 3 years and incremented by 1% until 10% is reached and then fixed thereafter.  The modified term would be 480 months with a principal and interest payment of $591.83.  The borrower successfully completed the trial plan and the modification was complete on xxx   The executed modification was sent to the borrower 6/10/2016.
• ADDITIONAL INFORMATION: The latest inspection was completed on 5/3/2016 and the servicer was unable to determine the occupancy. The last contact with the borrower was notated on 12/13/2016 and the borrower called to be informed about the principal balance.

E0104DF1-B435-49AD-9E32-8AB5571C0210	xxx		xxx	Missing	4/18/2017	5/1/2017	Current	Curtailment of Income	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
Last contact with the borrower was made on 4/17/2017 in which the borrower advised the reason for default was due to reduction of income.  The borrower advised that the borrower's spouse has recently started a new job.  The borrower asked about a tax bill that was received and was advised the taxes would be paid by the servicer.

• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Last contact with the borrower was made on 4/17/2017 in which the borrower advised the reason for default was due to reduction of income.  The borrower advised that the borrower's spouse has recently started a new job.  The borrower asked about a tax bill that was received and was advised the taxes would be paid by the servicer.

E0BA14BB-5BB5-4E60-A686-D816AC237714	xxx		xxx	FL	1/11/2017	2/1/2017	Current	Current	Owner		Previously	Close and Bill
The account was referred to legal counsel prior to the review period.  The proceedings were previously on multiple holds for loss mitigation efforts; as a result, the scheduled sale dates of xxx, xxx, were both postponed.  The foreclosure sale was held on xxx, though was rescinded xxx due to an active trial modification; the sale was reset for xxx. The foreclosure was closed and billed xxx as a modification was completed on the account.  A Motion to Return was filed with the court on xxx to return the original note and mortgage that was filed with the court on xxx; the order was granted to dismiss and return originals from court on xxx.  As of 1/11/2017, the servicer is still awaiting the original documents to be returned.
														Never	N/A		N/A	Previously	Loan Modification	Completed	xxx
The borrower was approved for a trial modification beginning on xxx. The borrower failed to make the first payment and the modification was denied on xxx. The trial modification was later re-opened as the borrower made a payment on xxx. As of xxx the borrower had completed all trial payments towards the modification. The loan modification was effective on xxx with an interest rate of 5.375%, principal and interest payment of $562.69, principle reduction of $74,897.60, and maturity date of xxx.
																							No	N/A	Yes	Loss Mitigation/Completed Modification
The borrower was approved for a trial modification beginning on xxx. The borrower failed to make the first payment and the modification was denied on xxx. The trial modification was later re-opened as the borrower made a payment on xxx. As of xxx the borrower had completed all trial payments towards the modification. The loan modification was effective on xxx with an interest rate of 5.375%, principal and interest payment of $562.69, principle reduction of $74,897.60, and maturity date of xxx.
A recent property inspection completed on 2/26/2016 indicated that the property is owner occupied.
• FORECLOSURE: The account was referred to legal counsel prior to the review period.  The proceedings were previously on multiple holds for loss mitigation efforts; as a result, the scheduled sale dates of xxx, xxx, were both postponed.  The foreclosure sale was held on xxx, though was rescinded xxx due to an active trial modification; the sale was reset for xxx. The foreclosure was closed and billed xxx as a modification was completed on the account.  A Motion to Return was filed with the court on xxx to return the original note and mortgage that was filed with the court on xxx; the order was granted to dismiss and return originals from court on xxx.  As of 1/11/2017, the servicer is still awaiting the original documents to be returned.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: The borrower was approved for a trial modification beginning on xxx. The borrower failed to make the first payment and the modification was denied on xxx. The trial modification was later re-opened as the borrower made a payment on xxx. As of xxx the borrower had completed all trial payments towards the modification. The loan modification was effective on xxx with an interest rate of 5.375%, principal and interest payment of $562.69, principle reduction of $74,897.60, and maturity date of xxx.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: The borrower was approved for a trial modification beginning on xxx. The borrower failed to make the first payment and the modification was denied on xxx. The trial modification was later re-opened as the borrower made a payment on xxx. As of xxx the borrower had completed all trial payments towards the modification. The loan modification was effective on xxx with an interest rate of 5.375%, principal and interest payment of $562.69, principle reduction of $74,897.60, and maturity date of xxx.
• ADDITIONAL INFORMATION: A recent property inspection completed on 2/26/2016 indicated that the property is owner occupied.

ECEE649F-63B3-4E22-9093-609F8C10B299	xxx		xxx	NJ	5/5/2017	6/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Currently	Forbearance	In Process	xxx
 A loss Mitigation letter was sent to the borrower on xxx.  On xxx, the borrower called in due to being unable to make a payment online.  The borrower was advised that the option to pay online was not available due to the account maturing on xxx.  The borrower was advised of the options to refinance or request an extension from the investor.  A two year extension was approved on xxx and the approval letter was sent out to the borrower.  The maturity extension was processed to xxx.  The executed maturity extension was completed on xxx after the agreement was received on the same day.
																							No	N/A	No	N/A	N/A	There is no evidence an inspection was completed within the review period; however, comments on 12/12/2016 indicate the owner resides in the subject property.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION:  A loss Mitigation letter was sent to the borrower on xxx.  On xxx, the borrower called in due to being unable to make a payment online.  The borrower was advised that the option to pay online was not available due to the account maturing on xxx.  The borrower was advised of the options to refinance or request an extension from the investor.  A two year extension was approved on xxx and the approval letter was sent out to the borrower.  The maturity extension was processed to xxx.  The executed maturity extension was completed on xxx after the agreement was received on the same day.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: There is no evidence an inspection was completed within the review period; however, comments on 12/12/2016 indicate the owner resides in the subject property.

ED18847F-4AB6-4CF5-A837-593C23E4A635	xxx		xxx	Missing	4/18/2017	6/1/2017	Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
Comments on 12/15/2016 indicate that a Notice of Intent was sent to the borrower and expires on 1/19/2017.  On 1/3/2017, the loan was reinstated and brought current. The last borrower contact was made on 4/11/2017 when the borrower called to check the status of the account.
																													5/1/2016	8/21/2016
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Comments on 12/15/2016 indicate that a Notice of Intent was sent to the borrower and expires on 1/19/2017.  On 1/3/2017, the loan was reinstated and brought current. The last borrower contact was made on 4/11/2017 when the borrower called to check the status of the account.

EFC547A7-6205-4D6C-9F1C-AD0280A7C485	xxx		xxx	PA	1/18/2017	1/1/2017	Current	Current	Owner		Never	N/A	N/A	Never	N/A		N/A	Previously	Forbearance	Completed	xxx	On xxx, the borrower was approved for a fresh start forbearance, rolling the due date to xxx, with a new UPB of $137,874.90, a total amount to defer of $1,479.87, and an escrow advance of $581.60.	No	N/A	No	N/A	N/A	A property inspection was ordered on 11/17/2016, and the subject property was reported as owner occupied.
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: On xxx, the borrower was approved for a fresh start forbearance, rolling the due date to xxx, with a new UPB of $137,874.90, a total amount to defer of $1,479.87, and an escrow advance of $581.60.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A property inspection was ordered on 11/17/2016, and the subject property was reported as owner occupied.

F174C6EA-7732-4712-9608-A07F0A5B3D40	xxx		xxx	MD	3/29/2017	3/1/2017	Current	Current	Owner		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	A property inspection was completed on 2/23/2017 and the property was found to be in owner occupied condition.
• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: A property inspection was completed on 2/23/2017 and the property was found to be in owner occupied condition.

F83F33F4-56EC-48E8-A19A-CD0965DACCFB	xxx	xxx	xxx	Missing	2/18/2017		Not Determined	Not Determined	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Previously	Loan Modification	Completed		Comments dated 5/31/2016 and 6/20/2016 indicate there was an unrecorded modification that was sent to the recording vendor. There are no additional details about the previous loan modification.	No	N/A	No	N/A	N/A
Comment on 2/26/2016 indicates no delinquent taxes due; parcel number xxx, next installment due 04/16.  There were 11 payments reversed of the loan due to non-sufficient funds, with the last one reversed off 1/20/2017.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: Comments dated 5/31/2016 and 6/20/2016 indicate there was an unrecorded modification that was sent to the recording vendor.  There are no additional details about the previous loan modification.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: Comment on 2/26/2016 indicates no delinquent taxes due; parcel number xxx, next installment due 04/16.  There were 11 payments reversed of the loan due to non-sufficient funds, with the last one reversed off 1/20/2017.

FAC74701-6807-422B-BB4D-E00F7756645F	xxx	xxx	xxx	VA	3/7/2017		Current	Current	Not Determined		Never	N/A	N/A	Never	N/A		N/A	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A
The borrower expressed interested in a modification on xxx. The borrower advised the servicer that they sent in documents on xxx and the servicer began receiving documents on xxx. Additional documents were received by the servicer on xxx and the servicer advised the borrower of missing documents on xxx. The servicer received additional documents on xxx. A complete package acknowledgement letter was sent to the borrower on xxx. The latest borrower contact made during the review period was on xxx. The servicer advised the borrower that all documents have been completed and is pending review, the borrower should receive a correspondence within 30 days.

• FORECLOSURE: There is no evidence of foreclosure action on this loan
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• PROPERTY DAMAGE: There is no evidence of property damage.
• EXCEPTIONS: No exceptions were identified.
• ADDITIONAL INFORMATION: The borrower expressed interested in a modification on xxx. The borrower advised the servicer that they sent in documents on xxx and the servicer began receiving documents on xxx. Additional documents were received by the servicer on xxx and the servicer advised the borrower of missing documents on xxx. The servicer received additional documents on xxx. A complete package acknowledgement letter was sent to the borrower on xxx. The latest borrower contact made during the review period was on xxx. The servicer advised the borrower that all documents have been completed and is pending review, the borrower should receive a correspondence within 30 days.